                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07883

                                   ICON FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             5299 DTC Blvd. Suite 1200 Greenwood Village, CO 80111
--------------------------------------------------------------------------------
               (Address of principal executive offices)         (Zip code)

      Erik L. Jonson 5299 DTC Blvd. Suite 1200 Greenwood Village, CO 80111
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-764-0442

Date of fiscal year end: September 30, 2005

Date of reporting period: June 30, 2005

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

      File the schedules as of the close of the reporting period as set forth in Sections 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

SCHEDULE OF INVESTMENTS
ICON CONSUMER DISCRETIONARY FUND
JUNE 30, 2005
(UNAUDITED)

SHARES                                                MARKET VALUE
          COMMON STOCKS  (100.3%)
 55,300   Aaron Rents, Inc.                           $  1,376,417
 29,400   Abercrombie & Fitch Co.                        2,019,780
 48,000   Advance Auto Parts, Inc. (a)                   3,098,400
 39,100   Altria Group, Inc.                             2,528,206
121,900   Ann Taylor Stores Corp. (a)                    2,959,732
 28,400   AutoZone, Inc. (a)                             2,625,864
 55,100   Best Buy Co., Inc.                             3,777,105
 24,200   Blyth, Inc.                                      678,810
 99,200   Borders Group, Inc.                            2,510,752
 16,300   BorgWarner, Inc.                                 874,821
 43,100   Brinker International, Inc. (a)                1,726,155
123,300   Brown Shoe Co., Inc.                           4,827,195
 22,900   Building Materials Holding Corp.               1,586,741
 54,000   Cache, Inc. (a)                                  897,480
 54,300   Campbell Soup Company                          1,670,811
 30,000   CBRL Group, Inc.                               1,165,800
 15,600   Centex Corp.                                   1,102,452
 80,400   Coldwater Creek, Inc. (a)                      2,002,764
137,866   D.R. Horton, Inc.                              5,185,140
 45,700   Dean Foods Co. (a)                             1,610,468
 44,300   Dick's Sporting Goods, Inc. (a)                1,709,537
 51,000   Federated Department Stores, Inc.              3,737,280
 57,100   Foot Locker, Inc.                              1,554,262
 49,200   Fortune Brands, Inc.                           4,368,960
 66,200   Gentex Corp.                                   1,204,840
128,300   Harte-Hanks, Inc.                              3,814,359
130,100   Hot Topic, Inc. (a)                            2,487,512
 83,300   Hovnanian Enterprises, Inc. - Class A (a)      5,431,161
 43,100   Insight Enterprises, Inc. (a)                    869,758
 67,800   Interpublic Group of Cos., Inc. (a)              825,804
 16,800   J & J Snack Foods Corp.                          879,480
 58,100   J. Jill Group, Inc. (a)                          798,875
 53,200   Jack In the Box, Inc. (a)                      2,017,344
 98,000   Jos. A. Bank Clothiers, Inc. (a)               4,243,400
 68,700   K-Swiss, Inc.                                  2,221,758
 56,000   Kenneth Cole Productions, Inc.                 1,742,720
 83,000   Kohl's Corp. (a)                               4,640,530
 22,400   Lennar Corp. - Class A                         1,421,280
 59,800   Lowe's Cos., Inc.                              3,481,556
 33,800   M/I Homes, Inc.                                1,828,580
 56,400   Michaels Stores, Inc.                          2,333,268
 42,800   Nike, Inc. - Class B                           3,706,480
170,200   O'Reilly Automotive, Inc. (a)                  5,073,662
 78,100   Pacific Sunwear of California, Inc. (a)        1,795,519
 43,600   PepsiCo, Inc.                                  2,351,348
 39,100   Pulte Homes, Inc.                              3,294,175
292,400   Quiksilver, Inc. (a)                           4,672,552
105,200   Reebok International, Ltd.                     4,400,516
116,000   Ross Stores, Inc.                              3,353,560
 41,800   Ryland Group, Inc.                             3,171,366
117,550   Staples, Inc.                                  2,506,166
 85,600   Talbots, Inc.                                  2,779,432
 95,300   Target Corp.                                   5,185,273
 43,500   The Cato Corporation                             898,275
 64,400   The Cheesecake Factory, Inc. (a)               2,236,612

124,100   The Finish Line, Inc.                          2,347,972
 71,900   The Sherwin-Williams Co.                       3,385,771
 67,400   The Sports Authority, Inc. (a)                 2,143,320
113,800   Timberland Co. - Class A (a)                   4,406,336
 10,500   Toll Brothers, Inc. (a)                        1,066,275
  9,140   TreeHouse Foods, Inc. (a)                        260,581
134,300   Tupperware Corp.                               3,138,591
 65,800   United Auto Group, Inc.                        1,960,840
 55,300   Urban Outfitters, Inc. (a)                     3,134,957
 77,900   V.F. Corp.                                     4,457,438
 33,800   Valassis Communications, Inc. (a)              1,252,290
 54,600   Williams-Sonoma, Inc. (a)                      2,160,522
 70,100   Yankee Candle Co., Inc.                        2,250,210
 54,200   Zale Corp. (a)                                 1,717,598
                                                      ------------

   Total Investments (Cost $150,167,672) 100.3%       $174,944,794
   Liabilities less Other Assets (0.3)%                   (521,979)
                                                      ------------

   NET ASSETS 100.0%                                  $174,422,815
                                                      ============

The accompanying notes are an integral part of the financial statements.

Percentages noted above are based on net assets as of June 30, 2005.

(a)   Non-income producing security.

SCHEDULE OF INVESTMENTS
ICON ENERGY FUND
JUNE 30, 2005
(UNAUDITED)

SHARES OR PRINCIPAL AMOUNT                                            MARKET VALUE
           COMMON STOCKS  (94.5%)
 84,700    Anadarko Petroleum Corp.                                    $6,958,105
125,000    Ashland, Inc.                                                8,983,750
150,000    Berry Petroleum Co.                                          7,932,000
400,000    Cal Dive International, Inc. (a)                            20,948,000
450,000    Chesapeake Energy Corp.                                     10,260,000
125,000    Chevron Corp.                                                6,990,000
240,000    China Petroleum and Chemical Corp. - ADR                     9,364,800
162,014    Cimarex Energy Co. (a)                                       6,303,965
 80,000    Comstock Resources, Inc. (a)                                 2,023,200
160,000    ConocoPhillips                                               9,198,400
125,000    Dampskibsselskabet Torm - ADR                                6,718,500
320,000    Denbury Resources, Inc. (a)                                 12,726,399
270,000    Encore Acquisition Co. (a)                                  11,070,000
375,000    Energy Partners, Ltd. (a)                                    9,828,750
 36,000    ENI S.p.A. - ADR                                             4,615,200
223,900    Flowserve Corp. (a)                                          6,775,214
200,000    FMC Technologies, Inc. (a)                                   6,394,000
400,000    Frontier Oil Corp.                                          11,740,000
250,000    General Maritime Corp.                                      10,600,000
625,000    Grand Prideco, Inc. (a)                                     16,531,250
100,000    Gulf Island Fabrication, Inc.                                1,988,000
380,000    Headwaters, Inc. (a)                                        13,064,400
250,000    Helmerich & Payne, Inc.                                     11,730,000
164,700    Hydril Co. (a)                                               8,951,445
525,000    KCS Energy, Inc. (a)                                         9,119,250
257,500    Marathon Oil Corp.                                          13,742,775
225,000    Maverick Tube Corp. (a)                                      6,705,000
300,000    Nabors Industries, Ltd. (a)                                 18,186,000
325,000    National-OilWell Varco, Inc. (a)                            15,450,500
300,000    Newfield Exploration Co. (a)                                11,967,000
138,000    Noble Corp.                                                  8,488,380
 21,200    Noble Energy, Inc.                                           1,603,780
 88,700    Oceaneering International, Inc. (a)                          3,428,255
100,000    Offshore Logistics (a)                                       3,284,000
475,000    Oil States International, Inc. (a)                          11,955,750
475,000    OMI Corp.                                                    9,029,750
100,000    Overseas Shipholding Group, Inc.                             5,965,000
625,000    Patterson-UTI Energy, Inc.                                  17,393,750
130,800    Penn Virginia Corp.                                          5,842,836
300,000    Petro-Canada                                                19,542,000
125,000    Petrochina Co., Ltd.  - ADR                                  9,181,250
600,000    Petroleo Brasileiro S.A. - ADR                              31,278,000
189,800    Precision Drilling (a)                                       7,493,304
403,900    Range Resources Corp.                                       10,864,910
325,000    Remington Oil & Gas Corp. (a)                               11,602,500
330,000    Repsol YPF S.A. - ADR                                        8,292,900
225,000    Royal Dutch Petroleum - ADR                                 14,602,500
325,000    Shell Transport & Trading Co. Plc - ADR                     18,869,500
318,008    Ship Finance International, Ltd.                             6,013,531
425,000    Suncor Energy, Inc.                                         20,111,000
800,000    Superior Energy Services, Inc. (a)                          14,240,000
250,000    Teekay Shipping Corp.                                       10,975,000
200,000    TETRA Technologies, Inc. (a)                                 6,370,000
534,300    The Williams Companies, Inc.                                10,151,700
300,000    Tidewater, Inc.                                             11,436,000

   650,000    Top Tankers, Inc.                                           10,315,500
   375,000    Tsakos Energy Navigation, Ltd.                              14,538,750
   525,000    Ultra Petroleum Corp. (a)                                   15,939,000
   275,000    Unit Corp. (a)                                              12,102,750
   153,000    URS Corp. (a)                                                5,714,550
   300,000    W-H Energy Services, Inc. (a)                                7,479,000
   400,033    XTO Energy, Inc.                                            13,597,122
                                                                        ------------
              TOTAL COMMON STOCKS (COST $499,850,668)                    654,568,171

              SHORT-TERM INVESTMENTS  (7.4%)
50,971,758    Brown Brothers Harriman Time Deposit, 2.67%, 07/01/05 #     50,971,758
                                                                        ------------
              TOTAL SHORT-TERM INVESTMENTS (COST $50,971,758)             50,971,758

       Total Investments (Cost $550,822,426) 101.9%                     $705,539,929
       Liabilities less Other Assets (1.9)%                              (13,272,666)
                                                                        ------------
       NET ASSETS 100.0%                                                $692,267,263
                                                                        ============

The accompanying notes are an integral part of the financial statements.

Percentages noted above are based on net assets as of June 30, 2005.

(a)   Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2005.

ADR   American Depositary Receipt.

Dates shown on securities are the due dates of the obligation.

SCHEDULE OF INVESTMENTS
ICON FINANCIAL FUND
JUNE 30, 2005
(UNAUDITED)

SHARES OR PRINCIPAL AMOUNT                                          MARKET VALUE
          COMMON STOCKS  (99.6%)
 69,300   A.G. Edwards, Inc.                                        $  3,128,895
 52,300   Accredited Home Lenders Holding Co. (a)                      2,301,200
 82,300   AFLAC, Inc.                                                  3,561,944
 75,000   American Capital Strategies, Ltd.                            2,708,250
134,100   American Financial Corp. (a)                                 4,973,769
161,700   AmeriCredit Corp. (a)                                        4,123,350
 78,900   AmerUs Group Co.                                             3,791,145
140,600   Aon Corp.                                                    3,520,624
 83,600   Astoria Financial Corp.                                      2,380,092
 80,400   Bank of America Corp.                                        3,667,044
 16,900   Capital One Financial Corp.                                  1,352,169
 65,200   Citigroup, Inc.                                              3,014,196
 34,300   Downey Financial Corp.                                       2,510,760
 64,500   Eaton Vance Corp.                                            1,542,195
 29,500   Everest Re Group, Ltd.                                       2,743,500
104,200   First American Corp.                                         4,182,588
135,100   HCC Insurance Holdings, Inc.                                 5,116,237
 93,600   Hilb, Rogal & Hobbs Co.                                      3,219,840
 72,900   IndyMac Bancorp, Inc.                                        2,969,217
123,258   ING Group N.V. - ADR                                         3,457,387
124,500   Investment Technology Group, Inc. (a)                        2,616,990
 66,600   LandAmerica Financial Group, Inc.                            3,954,042
 53,300   Legg Mason, Inc.                                             5,549,063
 36,800   Lehman Brothers Holding, Inc.                                3,653,504
 60,900   Lincoln National Corp.                                       2,857,428
 65,800   Loews Corp.                                                  5,099,500
 10,600   M & T Bank Corp.                                             1,114,696
 86,100   MetLife, Inc.                                                3,869,334
 97,900   Metris Companies, Inc. (a)                                   1,415,634
 49,700   New Century Financial Corp.                                  2,557,065
 46,300   Philadelphia Consolidated Holding Corp. (a)                  3,924,388
 58,000   Principal Financial Group, Inc.                              2,430,200
 31,400   Progressive Corp.                                            3,102,634
239,600   Providian Financial Corp. (a)                                4,224,148
 79,100   Prudential Financial, Inc.                                   5,193,706
 79,700   Selective Insurance Group, Inc.                              3,949,135
 38,000   SLM Corp.                                                    1,930,400
 57,700   State Street Corp.                                           2,784,025
 16,600   SunTrust Banks, Inc.                                         1,199,184
 25,400   SVB Financial Group (a)                                      1,216,660
 68,700   The Allstate Corp.                                           4,104,825
 25,400   The Bear Stearns Cos., Inc.                                  2,640,076
 61,100   The Hartford Financial Services Group, Inc.                  4,569,058
 54,500   UICI                                                         1,622,465
 74,700   Unitrin, Inc.                                                3,667,770
162,500   UnumProvident Corp.                                          2,977,000
 90,700   W.R. Berkley Corp.                                           3,236,176
 38,600   Wachovia Corp.                                               1,914,560
 50,300   Wells Fargo & Co.                                            3,097,474
 21,200   Zions Bancorporation                                         1,558,836
                                                                    ------------
          TOTAL COMMON STOCKS (COST $133,758,095)                    156,294,378
          SHORT-TERM INVESTMENTS  (0.4%)
605,098   Brown Brothers Harriman Time Deposit, 2.67%, 07/01/05 #        605,098
                                                                    ------------
          TOTAL SHORT-TERM INVESTMENTS (COST $605,098)                   605,098

   Total Investments  (Cost $134,363,193) 100.0%                    $156,899,476
   Other Assets less Liabilities 0.0%                                     68,842
                                                                    ------------
   NET ASSETS 100.0%                                                $156,968,318
                                                                    ============

The accompanying notes are an integral part of the financial statements.

Percentages noted above are based on net assets as of June 30, 2005.

(a)   Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2005.

ADR   American Depositary Receipt.

Dates shown on securities are the due dates of the obligation.

SCHEDULE OF INVESTMENTS
ICON HEALTHCARE FUND
JUNE 30, 2005
(UNAUDITED)

SHARES OR PRINCIPAL AMOUNT                                               MARKET VALUE
              COMMON STOCKS  (99.7%)
   158,200    Advanced Medical Optics, Inc. (a)                          $  6,288,450
   184,500    Aetna, Inc.                                                  15,280,290
   150,000    Affymetrix, Inc. (a)                                          8,089,500
   208,500    American Healthways, Inc. (a)                                 8,813,295
   289,600    AMERIGROUP Corp. (a)                                         11,641,920
   160,000    AmerisourceBergen Corp.                                      11,064,000
   215,000    AmSurg Corp. (a)                                              5,953,350
   193,300    Arrow International, Inc.                                     6,166,270
   140,000    AstraZeneca PLC                                               5,776,400
   200,000    Baxter International, Inc.                                    7,420,000
   110,000    Beckman Coulter, Inc.                                         6,992,700
    79,200    Biosite, Inc. (a)                                             4,355,208
   200,000    Caremark Rx, Inc. (a)                                         8,904,000
   200,000    Celgene Corp. (a)                                             8,154,000
   275,000    Centene Corp. (a)                                             9,234,500
   125,000    Cerner Corp. (a)                                              8,496,250
   190,000    Chiron Corp. (a)                                              6,629,100
   117,000    CIGNA Corp.                                                  12,522,510
   335,000    Community Health Systems, Inc. (a)                           12,659,650
   238,500    CONMED Corp. (a)                                              7,338,645
   180,000    Coventry Health Care, Inc. (a)                               12,735,000
   172,100    Cross Country Healthcare, Inc. (a)                            2,925,700
   190,500    DaVita, Inc. (a)                                              8,663,940
   351,500    Dendrite International, Inc. (a)                              4,850,700
    71,600    Dentsply International, Inc.                                  3,866,400
   138,700    Diagnostic Products Corp.                                     6,564,671
   175,000    Digene Corp. (a)                                              4,844,000
    81,500    Edwards Lifesciences Corp. (a)                                3,506,130
   156,000    Eli Lilly & Co.                                               8,690,760
   240,000    Express Scripts, Inc. (a)                                    11,995,200
    28,300    Gen-Probe, Inc. (a)                                           1,025,309
   150,000    Gilead Sciences, Inc. (a)                                     6,598,500
   220,000    HCA, Inc.                                                    12,467,400
   325,000    Health Management Associates, Inc.                            8,508,500
   325,000    Health Net, Inc. (a)                                         12,402,000
   300,000    Henry Schein, Inc. (a)                                       12,456,000
    75,000    Hi-Tech Pharmacal Co., Inc. (a)                               2,389,500
   294,700    Humana, Inc. (a)                                             11,711,378
    70,100    Icon PLC- ADR (a)                                             2,432,470
    47,600    Invacare Corp.                                                2,111,536
   150,000    Ivax Corp.                                                    3,225,000
   125,000    Johnson & Johnson, Inc.                                       8,125,000
   292,600    K-V Pharmaceutical Co. (a)                                    4,901,050
   175,000    Kindred Healthcare, Inc. (a)                                  6,931,750
   200,000    Laboratory Corp. of America Holdings (a)                      9,980,000
   250,000    Lifepoint Hospitals, Inc. (a)                                12,630,000
   175,000    Lincare Holdings, Inc. (a)                                    7,147,000
   280,000    Manor Care, Inc.                                             11,124,400
   144,500    Matthews International Corp.                                  5,629,720
   275,000    McKesson HBOC, Inc.                                          12,317,250
   200,000    MedcoHealth Solutions, Inc. (a)                              10,672,000
   245,000    Merck & Co., Inc.                                             7,546,000
    99,500    Mine Safety Appliances Co.                                    4,596,900
   159,900    Molina Healthcare, Inc. (a)                                   7,077,174

   150,000    Mylan Laboratories, Inc.                                      2,886,000
   150,000    Omnicare, Inc.                                                6,364,500
   200,000    Owens & Minor, Inc.                                           6,470,000
    90,300    PacifiCare Health Systems, Inc. (a)                           6,451,935
   100,000    Parexel International Corp. (a)                               1,985,000
    96,000    Patterson Cos., Inc. (a)                                      4,327,680
   296,000    Pfizer, Inc.                                                  8,163,680
   162,800    Pharmaceutical Product Development, Inc. (a)                  7,628,808
   170,800    Quest Diagnostics, Inc.                                       9,098,516
   248,300    RehabCare Group, Inc. (a)                                     6,637,059
    90,000    ResMed, Inc. (a)                                              5,939,100
   240,000    Respironics, Inc. (a)                                         8,666,400
   118,000    Sanofi-Aventis S.A. - ADR                                     4,836,820
    53,200    Serologicals Corp. (a)                                        1,130,500
   109,500    SFBC International, Inc. (a)                                  4,229,985
   120,000    Stryker Corp.                                                 5,707,200
   110,300    Surmodics, Inc. (a)                                           4,783,711
    66,500    Sybron Dental Specialties, Inc. (a)                           2,501,730
   200,000    Teva Pharmaceutical Industries, Ltd.                          6,228,000
   116,700    The Cooper Cos., Inc.                                         7,102,362
   235,000    Triad Hospitals, Inc. (a)                                    12,840,400
   240,000    United Surgical Partners International, Inc. (a)             12,499,200
   128,000    United Therapeutics Corp. (a)                                 6,169,600
   370,024    UnitedHealth Group, Inc.                                     19,293,051
   200,000    Universal Health Services, Inc. - Class B                    12,436,000
   175,700    WellChoice, Inc. (a)                                         12,205,880
   166,000    Wellpoint, Inc. (a)                                          11,560,240
   268,500    West Pharmaceutical Services, Inc.                            7,531,425
                                                                         ------------
              TOTAL COMMON STOCKS (COST $510,517,395)                     630,103,158
              SHORT-TERM INVESTMENTS  (2.0%)
12,869,916    Brown Brothers Harriman Time Deposit, 2.67%, 07/01/05 #      12,869,916
                                                                         ------------
              TOTAL SHORT-TERM INVESTMENTS (COST $12,869,916)              12,869,916

      Total Investments (Cost $523,387,311) 101.7%                       $642,973,074
      Liabilities less Other Assets (1.7)%                                (10,471,576)
                                                                         ------------
      NET ASSETS 100.0%                                                  $632,501,498
                                                                         ============

The accompanying notes are an integral part of the financial statements.

Percentages noted above are based on net assets as of June 30, 2005.

(a)   Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2005.

ADR   American Depositary Receipt.

Dates shown on securities are the due dates of the obligation.

SCHEDULE OF INVESTMENTS
ICON INDUSTRIALS FUND
JUNE 30, 2005
(UNAUDITED)

SHARES OR PRINCIPAL AMOUNT                                              MARKET VALUE
             COMMON STOCKS  (97.3%)
   89,200    Administaff, Inc.                                          $  2,119,392
   83,000    Albany International Corp.- Class A                           2,665,130
   27,400    Alexander & Baldwin, Inc.                                     1,269,990
   17,000    Alliant Techsystems, Inc. (a)                                 1,200,200
   42,600    American Standard Companies, Inc.                             1,785,792
   64,000    AMETEK, Inc.                                                  2,678,400
  120,000    AMR Corp. (a)                                                 1,453,200
   84,500    Apogee Enterprises, Inc.                                      1,298,765
   80,000    Applied Industrial Technology, Inc.                           2,583,200
   63,000    Armor Holdings, Inc. (a)                                      2,495,430
   85,200    Bright Horizons Family Solutions, Inc. (a)                    3,469,344
   65,000    Burlington Northern Santa Fe Corp.                            3,060,200
   70,000    Canadian National Railway Co.                                 4,035,500
  125,000    Canadian Pacific Railway, Ltd.                                4,313,750
   14,000    Caterpillar, Inc.                                             1,334,340
  185,000    Continental Airlines, Inc. - Class B (a)                      2,456,800
   34,800    Cooper Industries, Ltd.                                       2,223,720
   67,000    CSX Corp.                                                     2,858,220
   22,800    Curtiss-Wright Corp.                                          1,230,060
   50,000    Dollar Thrifty Automotive Group, Inc. (a)                     1,899,000
   14,000    Eaton Corp.                                                     838,600
   86,700    Empresa Brasileira de Aeronautica S.A. - ADR                  2,867,169
   42,400    Equifax, Inc.                                                 1,514,104
  125,000    Flowserve Corp. (a)                                           3,782,500
  134,100    Frontier Airlines, Inc. (a)                                   1,385,253
   22,900    General Dynamics Corp.                                        2,508,466
   90,000    Genesee & Wyoming , Inc. (a)                                  2,448,900
  121,900    Goodrich Corp.                                                4,993,024
   50,000    Harsco Corp.                                                  2,727,500
   49,000    Ingersoll Rand Co. Ltd. - Class A                             3,496,150
   27,500    John H. Harland Co.                                           1,045,000
   81,500    Kaydon Corp.                                                  2,269,775
   28,000    Kirby Corp. (a)                                               1,262,800
   64,000    L-3 Communications Holdings, Inc.                             4,901,120
  300,000    Labor Ready, Inc. (a)                                         6,993,000
   71,700    Lockheed Martin Corp.                                         4,651,179
   47,300    Masco Corp.                                                   1,502,248
   50,000    Moog, Inc.- Class A (a)                                       1,574,500
   79,500    Norfolk Southern Corp.                                        2,461,320
   76,400    Northrop Grumman Corp.                                        4,221,100
   42,000    Oshkosh Truck Corp.                                           3,287,760
   26,200    Portfolio Recovery Associates, Inc. (a)                       1,100,924
  132,000    RailAmerica, Inc. (a)                                         1,570,800
   36,500    Regal-Beloit Corp.                                            1,064,340
   62,000    Reliance Steel & Aluminum Co.                                 2,298,340
  205,950    Rollins, Inc.                                                 4,127,238
  150,000    SkyWest, Inc.                                                 2,727,000
   21,800    Stericycle, Inc. (a)                                          1,096,976
  100,000    Swift Transportation Co., Inc. (a)                            2,329,000
   35,000    Teleflex, Inc.                                                2,077,950
   46,000    Terex Corp. (a)                                               1,812,400
   52,000    Textron, Inc.                                                 3,944,200
  111,000    The Manitowoc Co., Inc.                                       4,553,220
   61,000    The Toro Co.                                                  2,355,210
   55,500    United Stationers, Inc. (a)                                   2,725,050

   30,000    United Technologies Corp.                                     1,540,500
   18,300    URS Corp. (a)                                                   683,505
   21,000    W.W. Grainger, Inc.                                           1,150,590
   88,800    Waste Connections, Inc. (a)                                   3,311,352
   51,000    Watts Water Technologies, Inc.- Class A                       1,707,990
   87,050    Werner Enterprises, Inc.                                      1,709,662
   48,700    West Corp. (a)                                                1,870,080
   34,000    Yellow Roadway Corp. (a)                                      1,727,200
                                                                        ------------
             TOTAL COMMON STOCKS (COST $113,662,811)                     154,645,428
             SHORT-TERM INVESTMENTS  (2.7%)
4,301,202    Brown Brothers Harriman Time Deposit, 2.67%, 07/01/05 #       4,301,202
                                                                        ------------
             TOTAL SHORT-TERM INVESTMENTS (COST $4,301,202)                4,301,202

     Total Investments  (Cost $117,964,013)  100.0%                     $158,946,630
     Other Assets less Liabilities 0.0%                                       52,423
                                                                        ------------
     NET ASSETS 100.0%                                                  $158,999,053
                                                                        ============

The accompanying notes are an integral part of the financial statements.

Percentages noted above are based on net assets as of June 30, 2005.

(a)   Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2005.

ADR   American Depositary Receipt.

Dates shown on securities are the due dates of the obligation.

SCHEDULE OF INVESTMENTS
ICON INFORMATION TECHNOLOGY FUND
JUNE 30, 2005
(UNAUDITED)

SHARES OR PRINCIPAL AMOUNT                                          MARKET VALUE
          COMMON STOCKS  (100.0%)
 37,600   Alliant Techsystems, Inc. (a)                               $2,654,560
156,400   Altera Corp. (a)                                             3,099,848
147,800   Amphenol Corp. - Class A                                     5,937,126
139,600   Anteon International Corp. (a)                               6,368,552
 30,900   Apple Computer, Inc. (a)                                     1,137,429
133,900   Arrow Electronics, Inc. (a)                                  3,636,724
185,200   Avnet, Inc. (a)                                              4,172,556
 36,000   Baxter International, Inc.                                   1,335,600
 48,900   Benchmark Electronics, Inc. (a)                              1,487,538
 70,600   CACI International, Inc. - Class A (a)                       4,459,096
 11,500   Cerner Corp. (a)                                               781,655
 66,000   Certegy, Inc.                                                2,522,520
312,000   Cisco Systems, Inc. (a)                                      5,962,320
 93,700   Cognizant Technology Solutions Corp. (a)                     4,416,081
 81,600   Computer Programs & Systems, Inc.                            3,041,232
 69,000   Cree, Inc. (a)                                               1,757,430
129,600   Dell, Inc. (a)                                               5,120,496
 52,900   Diebold, Inc.                                                2,386,319
331,200   EMC Corp. (a)                                                4,540,752
 75,300   EPIQ Systems, Inc. (a)                                       1,231,908
101,600   Fair Issac Corp.                                             3,708,400
149,000   Fiserv, Inc. (a)                                             6,399,550
 28,200   Google, Inc. (a)                                             8,295,030
 87,300   Henry Schein, Inc. (a)                                       3,624,696
340,200   Hewlett-Packard Co.                                          7,998,102
 33,200   Infosys Technologies, Ltd. (a)                               2,572,004
492,300   Intel Corp.                                                 12,829,338
 73,300   International Rectifier Corp. (a)                            3,497,876
 68,500   Intuit, Inc. (a)                                             3,090,035
 34,300   Itron, Inc. (a)                                              1,532,524
 68,600   j2 Global Communications, Inc. (a)                           2,362,584
106,200   Jabil Circuit, Inc. (a)                                      3,263,526
113,600   Komag, Inc. (a)                                              3,222,832
 59,600   Lockheed Martin Corp.                                        3,866,252
 69,500   Logitech International S.A. - ADR (a)                        4,432,710
 52,000   ManTech International Corp. (a)                              1,614,080
 29,300   Marvell Technology Group, Ltd. - ADR (a)                     1,114,572
 99,400   Maximus, Inc.                                                3,507,826
 34,500   Mettler-Toledo International, Inc. (a)                       1,607,010
122,200   Microchip Technology, Inc.                                   3,619,564
265,800   Microsoft Corp.                                              6,602,472
 18,500   Millipore Corp. (a)                                          1,049,505
117,400   Nam Tai Electronics, Inc.                                    2,669,676
504,100   Nokia Corp. - ADR                                            8,388,224
 63,600   Qualcomm, Inc.                                               2,099,436
 90,800   Quest Diagnostics, Inc.                                      4,836,916
 17,900   ResMed, Inc. (a)                                             1,181,221
 21,200   Respironics, Inc. (a)                                          765,532
 75,200   SanDisk Corp. (a)                                            1,784,496
 94,600   Satyam Computer Services, Ltd. - ADR                         2,459,600
 62,800   Scientific-Atlanta, Inc.                                     2,089,356
147,500   Seagate Technology                                           2,588,625
114,600   SRA International, Inc. (a)                                  3,978,912

 52,600   SS&C Technologies, Inc.                                      1,666,368
 38,600   Stratasys, Inc. (a)                                          1,261,448
 64,400   Take-Two Interactive Software, Inc. (a)                      1,638,980
310,700   Texas Instruments, Inc.                                      8,721,349
117,700   The Bisys Group, Inc. (a)                                    1,758,438
 52,500   Trimble Navigation, Ltd. (a)                                 2,045,925
 31,400   Universal Health Services, Inc. - Class B                    1,952,452
 35,500   Verint Systems, Inc. (a)                                     1,141,680
 38,000   WebEx Communications, Inc. (a)                               1,003,580
                                                                    ------------
          TOTAL COMMON STOCKS (COST $186,570,960)                    209,892,444
          SHORT-TERM INVESTMENTS  (0.1%)
306,035   Brown Brothers Harriman Time Deposit, 2.67%, 07/01/05 #        306,035
                                                                    ------------
          TOTAL SHORT-TERM INVESTMENTS (COST $306,035)                   306,035

   Total Investments (Cost $186,876,995) 100.1%                     $210,198,479
   Liabilities less Other Assets (0.1)%                                 (130,572)
                                                                    ------------
   NET ASSETS 100.0%                                                $210,067,907
                                                                    ============

The accompanying notes are an integral part of the financial statements.

Percentages noted above are based on net assets as of June 30, 2005.

(a)   Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2005.

ADR   American Depositary Receipt.

Dates shown on securities are the due dates of the obligation.

SCHEDULE OF INVESTMENTS
ICON LEISURE AND CONSUMER STAPLES FUND
JUNE 30, 2005
(UNAUDITED)


SHARES OR PRINCIPAL AMOUNT                                          MARKET VALUE
          COMMON STOCKS  (98.9%)
  122,600 4Kids Entertainment, Inc. (a)                             $  2,437,288
  106,600 Activision, Inc. (a)                                         1,761,032
   77,600 Altria Group, Inc.                                           5,017,616
  113,800 BJ's Wholesale Club, Inc. (a)                                3,697,362
   42,600 Boyd Gaming Corp.                                            2,178,138
   32,200 Brunswick Corp.                                              1,394,904
  134,900 Campbell Soup Company                                        4,150,873
  121,100 Casey's General Stores, Inc.                                 2,400,202
   74,800 CBRL Group, Inc.                                             2,906,728
   86,100 CEC Entertainment, Inc. (a)                                  3,623,949
  137,400 Church & Dwight Co.                                          4,973,880
  213,400 Coca-Cola Enterprises, Inc.                                  4,696,934
   74,600 Colgate-Palmolive Co.                                        3,723,286
  114,200 Comcast Corp. -  Class A (a)                                 3,505,940
  111,600 Constellation Brands, Inc. (a)                               3,292,200
  182,600 CVS Corp.                                                    5,308,182
  129,100 Darden Restaurants, Inc.                                     4,257,718
  121,100 Dean Foods Co. (a)                                           4,267,564
   72,000 E.W. Scripps Co. - Class A                                   3,513,600
   60,300 Energizer Holdings, Inc. (a)                                 3,748,851
   80,700 Entercom Communications Corp. (a)                            2,686,503
   61,800 General Mills, Inc.                                          2,891,622
   24,200 Harrah's Entertainment, Inc.                                 1,744,094
  193,900 Interstate Bakeries Corp. (a)                                1,289,435
   56,500 J & J Snack Foods Corp.                                      2,957,775
  105,600 Jack In the Box, Inc. (a)                                    4,004,352
  124,300 JAKKS Pacific, Inc. (a)                                      2,387,803
   52,800 Kimberly-Clark Corp.                                         3,304,752
  163,000 Kroger Co. (a)                                               3,101,890
  121,000 Landry's Restaurants, Inc.                                   3,640,890
  116,600 Life Time Fitness, Inc. (a)                                  3,825,646
   32,200 Longs Drug Stores Corp.                                      1,386,210
   62,300 Marriott International, Inc. - Class A                       4,250,106
   50,800 Nash Finch Co.                                               1,866,392
  140,100 Nautilus Group, Inc.                                         3,992,850
   99,100 O'Charley's (a)                                              1,750,106
   75,400 Panera Bread Co. - Class A (a)                               4,681,209
   58,500 Papa John's International, Inc. (a)                          2,338,245
   81,300 PepsiCo, Inc.                                                4,384,509
  165,800 Performance Food Group Co. (a)                               5,008,818
   79,300 Procter & Gamble Co.                                         4,183,075
   79,300 RC2 Corp. (a)                                                2,979,301
   20,100 Reynolds American, Inc.                                      1,583,880
1,166,700 Rite Aid Corp. (a)                                           4,876,806
  128,200 Ruddick Corp.                                                3,272,946
  191,000 Safeway, Inc.                                                4,314,690
  104,600 SCP Pool Corp.                                               3,670,414
   62,800 Shuffle Master, Inc. (a)                                     1,760,284
  120,300 Sonic Corp. (a)                                              3,672,759
  107,900 Spartan Stores, Inc. (a)                                     1,582,893
   19,200 Speedway Motorsports, Inc.                                     701,952
   64,100 Take-Two Interactive Software, Inc. (a)                      1,631,345
  102,600 The Coca-Cola Co.                                            4,283,550
  138,300 The Walt Disney Co.                                          3,482,394

   18,800 Thompson Corp.                                                 631,868
   63,200 THQ, Inc. (a)                                                1,849,864
   24,220 TreeHouse Foods, Inc. (a)                                      690,512
  152,400 Tyson Foods, Inc. - Class A                                  2,712,720
   91,000 United Natural Foods, Inc. (a)                               2,763,670
   39,500 Walgreen Co.                                                 1,816,605
                                                                    ------------
          TOTAL COMMON STOCKS (COST $171,321,711)                    184,810,982
          SHORT-TERM INVESTMENTS  (1.0%)
1,806,590 Brown Brothers Harriman Time Deposit, 2.67%, 07/01/05 #      1,806,590
                                                                    ------------
          TOTAL SHORT-TERM INVESTMENTS (COST $1,806,590)               1,806,590

     Total Investments  (Cost $173,128,301) 99.9%                   $186,617,572
     Other Assets less Liabilities 0.1%                                  145,682
                                                                    ------------
     NET ASSETS 100.0%                                              $186,763,254
                                                                    ============

The accompanying notes are an integral part of the financial statements.

Percentages noted above are based on net assets as of June 30, 2005.

(a)   Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2005.

Dates shown on securities are the due dates of the obligation.

SCHEDULE OF INVESTMENTS
ICON MATERIALS FUND
JUNE 30, 2005
(UNAUDITED)


SHARES                                                              MARKET VALUE
          COMMON STOCKS  (100.8%)
 44,400   A.M. Castle and Co. (a)                                   $    686,424
154,500   Agrium, Inc                                                  3,029,745
 40,200   Air Products & Chemical, Inc.                                2,424,060
 49,800   Airgas, Inc.                                                 1,228,566
 50,000   Aleris International, Inc. (a)                               1,127,500
 37,200   Aracruz Celulose S.A. - ADR                                  1,292,700
 46,500   Barrick Gold Corp.                                           1,163,895
 16,700   Burlington Northern Santa Fe Corp.                             786,236
 72,276   Cemex S.A. De C.V. - ADR                                     3,065,948
 10,300   Centex Corp.                                                   727,901
 24,400   Companhia Vale do Rio Doce - ADR                               714,432
 71,300   CRH Plc - ADR                                                1,851,661
 27,100   CSX Corp.                                                    1,156,086
 20,000   D.R. Horton, Inc.                                              752,200
 32,300   Eagle Materials, Inc.                                        2,990,657
 49,300   Eastman Chemical Co.                                         2,718,895
 45,000   Engelhard Corp.                                              1,284,750
 37,975   Florida Rock Industries, Inc.                                2,785,466
 31,000   FMC Corp. (a)                                                1,740,340
 30,900   Genesee & Wyoming , Inc. (a)                                   840,789
 39,300   Great Lakes Chemical Corp.                                   1,236,771
 39,100   H.B. Fuller Co.                                              1,331,746
 58,400   Headwaters, Inc. (a)                                         2,007,792
 92,700   Hercules, Inc. (a)                                           1,311,705
 11,400   Hovnanian Enterprises, Inc. - Class A (a)                      743,280
 48,400   Lafarge North America, Inc.                                  3,022,096
 63,600   Lubrizol Corp.                                               2,671,836
 38,600   Martin Marietta Materials, Inc.                              2,668,032
134,200   Methanex Corp.                                               2,210,274
137,256   NN, Inc.                                                     1,740,406
105,600   Owens-Illinois, Inc. (a)                                     2,645,280
 18,150   Quanex Corp.                                                   962,132
 23,000   Reliance Steel & Aluminum Co.                                  852,610
 74,000   Richmont Mines, Inc. (a)                                       327,820
 30,700   Rohm & Haas Co.                                              1,422,638
 27,600   RTI International Metals, Inc. (a)                             866,916
 81,900   Ryerson Tull, Inc.                                           1,168,713
  9,800   Ryland Group, Inc.                                             743,526
 27,500   The Scotts Miracle-Gro Co. (a)                               1,958,275
 27,200   The Valspar Corp.                                            1,313,488
                                                                    ------------

   Total Investments  (Cost $51,617,739) 100.8%                     $ 63,573,587
   Liabilities less Other Assets (0.8)%                                 (482,621)
                                                                    ------------
   NET ASSETS 100.0%                                                $ 63,090,966
                                                                    ============

The accompanying notes are an integral part of the financial statements.

Percentages noted above are based on net assets as of June 30, 2005.

(a)   Non-income producing security.

ADR   American Depositary Receipt.

Dates shown on securities are the due dates of the obligation.

SCHEDULE OF INVESTMENTS
ICON TELECOMMUNICATION & UTILITIES FUND
JUNE 30, 2005
(UNAUDITED)

SHARES OR PRINCIPAL AMOUNT                                          MARKET VALUE
          COMMON STOCKS  (100.1%)
 67,300   Allegheny Energy, Inc. (a)                                $  1,697,306
 42,800   Alltel Corp.                                                 2,665,584
 21,100   Ameren Corp.                                                 1,166,830
 65,900   America Movil S.A. De C.V. - ADR                             3,928,299
105,000   American Electric Power Co., Inc.                            3,871,350
204,200   American States Water Co.                                    5,997,354
 92,200   Aqua America, Inc.                                           2,742,028
152,300   BellSouth Corp.                                              4,046,611
145,500   California Water Service Group                               5,462,070
234,400   CenterPoint Energy, Inc.                                     3,096,424
 42,700   China Telecom Corp., Ltd. - ADR                              1,520,120
 89,100   China Unicom, Ltd. - ADR                                       746,658
118,000   Cleco Corp.                                                  2,545,260
117,700   Consolidated Edison Company of New York, Inc.                5,513,068
 56,900   Constellation Energy Group, Inc.                             3,282,561
 23,000   Dominion Resources, Inc. of Virginia                         1,687,970
120,100   DTE Energy Co.                                               5,617,077
 87,600   Duke Energy Corp.                                            2,604,348
225,700   El Paso Electric Co. (a)                                     4,615,565
 57,200   Energen Corp.                                                2,004,860
 80,700   Energy East Corp.                                            2,338,686
 76,900   Equitable Resources, Inc.                                    5,229,200
129,000   FirstEnergy Corp.                                            6,206,190
 80,300   FPL Group, Inc.                                              3,377,418
 45,400   Golden Telecom, Inc.                                         1,392,872
 94,200   National Fuel Gas Co.                                        2,723,322
 44,400   NII Holdings, Inc. - Class B (a)                             2,838,936
157,100   NiSource, Inc.                                               3,885,083
112,000   Nokia Corp. - ADR                                            1,863,680
 51,400   Northwest Natural Gas Co.                                    1,965,536
 85,200   Oneok, Inc.                                                  2,781,780
 42,500   People's Energy Corp.                                        1,847,050
190,100   Pepco Holdings, Inc.                                         4,550,994
104,600   PG&E Corp.                                                   3,926,684
 63,400   Philippine Long Distance Telephone Co. - ADR                 1,841,770
 99,800   PNM Resources, Inc.                                          2,875,238
 74,300   PPL Corp.                                                    4,411,934
 45,800   Public Service Enterprise Group, Inc.                        2,785,556
 70,200   Sempra Energy                                                2,899,962
133,700   Sierra Pacific Resources (a)                                 1,664,565
231,400   Southern Co.                                                 8,022,638
159,500   Sprint Corp. (FON Group)                                     4,001,855
242,300   TECO Energy, Inc.                                            4,581,893
138,800   Telefonos de Mexico S.A. De C.V. - ADR                       2,621,932
 21,200   TXU Corp.                                                    1,761,508
113,900   Vectren Corp.                                                3,272,347
                                                                    ------------
          TOTAL COMMON STOCKS (COST $128,877,905)                    150,479,972
          SHORT-TERM INVESTMENTS  (0.2%)
361,505   Brown Brothers Harriman Time Deposit, 2.67%, 07/01/05 #        361,505
                                                                    ------------
          TOTAL SHORT-TERM INVESTMENTS (COST $361,505)                   361,505

     Total Investments  (Cost $129,239,410) 100.3%                  $150,841,477
     Liabilities less Other Assets (0.3)%                               (462,484)
                                                                    ------------
     NET ASSETS 100.0%                                              $150,378,993
                                                                    ============

The accompanying notes are an integral part of the financial statements.

Percentages noted above are based on net assets as of June 30, 2005.

(a)   Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2005.

ADR   American Depositary Receipt.

Dates shown on securities are the due dates of the obligation.

Notes to Financial Statements

June 30, 2005

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The ICON Consumer Discretionary Fund ("Consumer Discretionary Fund"), ICON Energy Fund ("Energy Fund"), ICON Financial Fund ("Financial Fund"), ICON Healthcare Fund ("Healthcare Fund"), ICON Industrials Fund ("Industrials Fund"), ICON Information Technology Fund ("Information Technology Fund"), ICON Leisure and Consumer Staples Fund ("Leisure and Consumer Staples Fund"), ICON Materials Fund ("Materials Fund"), ICON Telecommunication & Utilities Fund ("Telecommunication & Utilities Fund") are series funds (individually a "Fund" and collectively, the "Funds"). The Funds are part of the ICON Funds (the "Trust"), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company. There are eight other active funds within the Trust. Those funds are covered by separate prospectuses and shareholder reports.

The Funds invest primarily in securities of companies whose principal business activities fall within specific industries and sectors. Each Fund is authorized to issue an unlimited number of no par shares. The investment objective of each of Fund is to provide long-term capital appreciation.

The Funds may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment in a non-diversified sector fund may involve greater risk and volatility than a diversified fund. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. There are also risks associated with small-and mid-cap investing, including limited product lines, less liquidity and small market share.

In addition, in the normal course of business the Funds may enter into various agreements that provide for general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

INVESTMENT VALUATION

The Funds' securities and other assets are valued at the close of the regular trading session of the New York Stock Exchange (the "NYSE") (normally 4 p.m. Eastern time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market ("NASDAQ") are normally valued by a Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day. The Funds use pricing services to determine the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service quote of valuation is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds' securities or other assets are valued at fair value as determined in good faith by the Funds' Board of Trustees ("Board") or pursuant to procedures approved by the Board.

Foreign securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Funds' adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value. The valuation assigned to fair-valued securities for purposes of calculating a Fund's net asset value ("NAV") may differ from the security's most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

A security listed or traded primarily on a securities exchange or in the over-the-counter market is generally valued at its last sale price on the exchange or market where it is principally traded, except that securities primarily traded on NASDAQ are normally valued at the NASDAQ Official Closing Price. Lacking any sales that day, the security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes from dealers making a market for the security. Options are valued at their closing mid-price on the principal market where the option is traded. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than sixty days are valued in accordance with the evaluated bid price supplied by the pricing service. Short-term securities with remaining maturities of sixty days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Prior to February 22, 2005, London closing exchange rates were used to convert foreign security values into U.S. dollars. After that date, currency rates as of the close of the New York Stock Exchange were used to convert foreign security values into U.S. dollars.

REPURCHASE AGREEMENTS

Repurchase agreements, if held by the Funds, are fully collateralized by U.S. Government securities and such collateral is in the possession of the Funds' custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. No repurchase agreements were purchased or sold by the Funds during the quarter ended June 30,2005.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange daily. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time with an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contract is presented in the Statements of Assets and Liabilities. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. Any realized gain or loss incurred by the Funds due to foreign currency translation is included in the Statements of Operations.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the exchange rates and changes in market prices of securities held. The Funds did not enter into any forward foreign currency contracts during the quarter ended June 30,2005.

FUTURES CONTRACTS

The Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts as of June 30,2005.

OPTIONS TRANSACTIONS

Each Fund may write put and call options only if it owns an offsetting position in the underlying security. When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold
(call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may also purchase put and call options. When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund's Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Funds did not enter into any option transactions during the period.

INCOME TAXES

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes, or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gain.

Dividends received by shareholders of the Funds which are derived from foreign source income and foreign taxes paid by the Funds are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Funds. Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles generally accepted in the United States of America.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INVESTMENT TRANSACTIONS

Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes security transactions are accounted for on trade date. Gains and losses on securities sold are determined on the basis of identified cost.

EXPENSES

Expenses which cannot be directly attributed to a specific fund in the Trust are apportioned between all funds in the Trust based upon relative net assets.

SCHEDULE OF INVESTMENTS
ICON BOND FUND
JUNE 30, 2005
(UNAUDITED)

PRINCIPAL AMOUNT                              INTEREST RATE (%)  MATURITY DATE    MARKET VALUE
          CORPORATE BONDS  (41.0%)
  400,000 Afc Capital Trust I                        8.21          02/03/27     $       453,353
  500,000 Ameritech Capital Funding                  6.55          01/15/28             552,173
  400,000 Archer-Daniels-Midland Co.                 8.38          04/15/17             521,098
  580,000 Avnet, Inc.                                8.00          11/15/06             603,200
  500,000 Bell Telephone Co. of Pennsylvania         6.00          12/01/28             512,750
  900,000 Bellsouth Corp.                            6.00          11/15/34             957,047
  500,000 Boeing Co.                                 8.75          08/15/21             696,069
  350,000 Capital One Financial Corp.                6.88          02/01/06             355,532
1,020,000 Cigna Corp.                                8.25          01/01/07           1,076,774
  450,000 Cincinnati Financial Corp.                 6.90          05/15/28             536,814
  400,000 Comcast Cable Communications               8.88          05/01/17             527,952
  700,000 Countrywide Home Loan                      5.50          02/01/07             713,689
  675,000 Eastman Kodak Co.                          6.38          06/15/06             681,601
  500,000 Farmers Insurance Capital Notes *          7.20          07/15/48             543,376
    6,000 First American Financial                   7.55          04/01/28               7,170
  760,000 First Data Corp.                           4.70          11/01/06             767,944
  600,000 First Tennessee Bank                       3.21          11/18/05             599,892
  250,000 General Electric Capital Corp.             2.85          01/30/06             248,745
  354,000 General Electric Capital Corp.             7.38          01/19/10             398,937
  600,000 General Motors Acceptance Corp.            6.13          08/28/07             593,831
  500,000 General Motors Acceptance Corp.            6.75          05/01/28             366,250
  665,000 Goldman Sachs Group, Inc.                  5.15          01/15/14             681,460
  400,000 GTE Corp.                                  6.94          04/15/28             462,269
  600,000 Halliburton Co.                            6.00          08/01/06             610,979
  400,000 Hilton Hotels Corp.                        7.50          12/15/17             469,398
  670,000 Household Finance Co.                      5.88          02/01/09             703,300
  750,000 IBM Corp.                                  2.38          11/01/06             735,951
  725,000 International Lease Finance Corp.          2.95          05/23/06             718,691
  450,000 John Hancock *                             7.38          02/15/24             560,259
  455,000 JP Morgan Chase & Co.                      6.75          08/15/08             488,213
  220,000 Lion Connecticut Holding                   7.25          08/15/23             267,754
  675,000 Lowe's Cos., Inc.                          6.88          02/15/28             837,394
  500,000 Marsh Supermarkets, Inc.                   8.88          08/01/07             488,750
  500,000 McDonnell Douglas Corp.                    6.88          11/01/06             515,605
  250,000 Mediacom Broadband Llc                    11.00          07/15/13             270,625
  500,000 Merrill Lynch & Co.                        5.30          09/30/15             521,634
  750,000 Morgan Stanley                             4.75          04/01/14             738,876
  500,000 Motorola, Inc.                             6.50          11/15/28             553,387
  440,000 News America Holdings, Inc.                7.75          02/01/24             528,242
  500,000 Nortel Networks, Ltd.                      6.13          02/15/06             503,125
  829,000 Owens Illinois, Inc.                       8.10          05/15/07             862,160
  400,000 Phillip Morris Cos.                        7.65          07/01/08             435,508
  500,000 Phillips Petroleum                         8.75          05/25/10             595,623
  400,000 PNC Funding Corp.                          5.25          11/15/15             414,656
  300,000 Private Export Funding, Series B           6.49          07/15/07             314,171
  400,000 Providian Financial Corp.                  3.25          08/15/05             399,246
  750,000 Prudential Financial, Inc.                 5.40          06/13/35             748,864
  600,000 PSEG Power Corp.                           6.95          06/01/12             674,477
  426,000 Qwest Corp.                                6.13          11/15/05             426,000
  350,000 Royal Caribbean Cruises f                  6.75          03/15/08             365,750
  382,000 SBC Communications, Inc.                   6.25          03/15/11             414,331
  500,000 Sprint Capital Corp.                       7.13          01/30/06             508,353

  500,000 Target Corp.                               3.38          03/01/08             492,181
  727,000 Textron Financial Corp.                    2.75          06/01/06             719,947
  399,000 Time Warner, Inc.                          7.57          02/01/24             487,481
  500,000 Tyco International, Ltd.                   6.13          11/01/08             529,428
  500,000 Tyson Foods, Inc.                          7.00          01/15/28             570,092
  550,000 Union Tank Car Co.                         7.13          02/01/07             574,274
  500,000 United Rentals NA, Inc.                    7.00          02/15/14             476,250
  500,000 Wisconsin Power & Light Co.                7.00          06/15/07             525,207
                                                                                ---------------
          TOTAL CORPORATE BONDS
          (COST $31,900,167)                                                         32,904,108
          U.S. GOVERNMENT AND U.S.
          GOVERNMENT AGENCY BONDS  (49.5%)
  700,000 Federal Farm Credit Bank                   4.00          12/05/06             701,772
  200,000 Federal Farm Credit Bank                   5.90          07/21/08             211,391
  255,000 Federal Farm Credit Bank                   5.90          08/04/08             269,664
  750,000 Federal Home Loan Bank                     3.35          03/03/06             748,140
1,000,000 Federal Home Loan Bank                     3.50          03/21/06             998,312
1,000,000 Federal Home Loan Bank                     4.00          02/12/10             999,507
  450,000 Federal Home Loan Bank                     5.88          02/15/11             488,216
  405,000 Federal Home Loan Bank                     4.80          03/19/13             405,053
1,850,000 Federal Home Loan Bank                     5.38          08/15/18           2,019,571
  750,000 Federal Home Loan Bank                     5.50          02/14/20             756,584
  500,000 Federal Home Loan Bank                     5.50          03/03/20             502,180
1,150,000 Federal Home Loan Mortgage Corp.           5.13          07/15/12           1,219,015
1,500,000 Federal Home Loan Mortgage Corp.           5.05          02/28/13           1,508,841
  457,000 Federal Home Loan Mortgage Corp.           5.00          09/15/14             457,071
1,500,000 Federal Home Loan Mortgage Corp.           5.16          02/27/15           1,508,237
  400,000 Federal Home Loan Mortgage Corp.           5.00          12/15/15             399,526
  370,000 Federal Home Loan Mortgage Corp.           5.00          10/29/13             370,057
  550,000 Federal Home Loan Mortgage Corp.           5.00          09/09/16             549,044
1,000,000 Federal National Mortgage Association      2.88          10/15/05             998,238
  270,000 Federal National Mortgage Association      3.10          07/28/08             261,097
1,500,000 Federal National Mortgage Association      5.00          03/09/15           1,503,063
  500,000 Federal National Mortgage Association      5.00          04/17/15             499,732
  280,000 Federal National Mortgage Association      4.50          05/21/15             275,588
1,250,000 Federal National Mortgage Association      6.25          05/15/29           1,546,884
1,250,000 Federal National Mortgage Association      7.13          01/15/30           1,709,045
  800,000 Tennessee Valley Authority                 5.63          01/18/11             859,756
1,000,000 U.S. Treasury                              1.63          10/31/05             994,609
1,250,000 U.S. Treasury                              5.75          08/15/10           1,366,163
1,000,000 U.S. Treasury                              3.88          02/15/13           1,001,211
  750,000 U.S. Treasury                             10.63          08/15/15           1,161,944
  750,000 U.S. Treasury                              9.88          11/15/15           1,120,957
1,500,000 U.S. Treasury                              7.50          11/15/16           1,965,996
1,500,000 U.S. Treasury                              8.75          05/15/17           2,153,730
1,500,000 U.S. Treasury                              8.88          02/15/19           2,229,903
1,750,000 U.S. Treasury                              6.25          08/15/23           2,180,868
1,500,000 U.S. Treasury                              6.88          08/15/25           2,019,141
1,500,000 U.S. Treasury                              5.25          11/15/28           1,713,222
                                                                                ---------------
          TOTAL U.S. GOVERNMENT AND U.S.
          GOVERNMENT AGENCY BONDS
         (COST $38,467,055)                                                          39,673,328
          COMMERCIAL PAPER  (1.9%)
  500,000 Ford Motor Credit Co.  fv                  3.19          07/21/05             499,105
  500,000 General Electric Capital Corp.             3.21          10/05/05             495,390
  500,000 General Motors Acceptance Corp.  fv        3.31          07/05/05             499,816
                                                                                ---------------
          TOTAL COMMERCIAL PAPER
          (COST $1,494,641)                                                           1,494,311
          SHORT-TERM INVESTMENTS  (6.4%)

5,168,778 Brown Brothers Harriman Time Deposit,
          2.67%, 07/01/05 #                                                           5,168,778
                                                                                ---------------
          TOTAL SHORT-TERM INVESTMENTS
          (COST $5,168,778)                                                           5,168,778

   Total Investments (Cost $77,030,641) 98.8%                                   $    79,240,525
   Other Assets less Liabilities 1.2%                                                   943,126
                                                                                ---------------
          NET ASSETS 100.0%                                                     $    80,183,651
                                                                                ===============

The accompanying notes are an integral part of the financial statements.

Percentages noted above are based on net assets as of June 30, 2005.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2005.

f     Foreign security.

* Security was acquired pursuant to Rule 144A of the Securities Act of 1933 and may be deemed to be restricted for resale.

fv    Security was fair valued at June 30, 2005.

Dates shown on securities are the due dates of the obligation.

SCHEDULE OF INVESTMENTS
ICON CORE EQUITY FUND
JUNE 30, 2005
(UNAUDITED)

SHARES OR PRINCIPAL AMOUNT                         MARKET VALUE
       COMMON STOCKS  (100.1%)
28,800 A.G. Edwards, Inc.                         $     1,300,320
24,600 Aetna, Inc.                                      2,037,372
64,600 Agrium, Inc.                                     1,266,806
19,900 Altria Group, Inc.                               1,286,734
37,400 America Movil S.A. De C.V. - ADR                 2,229,414
34,400 American Financial Corp. (a)                     1,275,896
34,700 American Financial Group, Inc.                   1,163,144
61,400 American States Water Co.                        1,803,318
34,900 Amphenol Corp. - Class A                         1,401,933
38,500 Anteon International Corp. (a)                   1,756,370
35,700 Arrow Electronics, Inc. (a)                        969,612
49,200 Avnet, Inc. (a)                                  1,108,476
18,300 Best Buy Co., Inc.                               1,254,465
49,600 Brown Shoe Co., Inc.                             1,941,840
34,700 Burlington Northern Santa Fe Corp.               1,633,676
12,500 CACI International, Inc. - Class A                 789,500
30,800 California Water Service Group                   1,156,232
34,600 Campbell Soup Company                            1,064,642
22,900 Canadian National Railway Co.                    1,320,185
39,000 Caremark Rx, Inc. (a)                            1,736,280
24,330 Cemex S.A. De C.V. - ADR                         1,032,079
36,000 Church & Dwight Co.                              1,303,200
25,500 CIGNA Corp.                                      2,729,265
55,200 Coca-Cola Enterprises, Inc.                      1,214,952
18,900 Cognizant Technology Solutions Corp. (a)           890,757
35,300 Coldwater Creek, Inc. (a)                          879,323
24,500 Colgate-Palmolive Co.                            1,222,795
54,100 Community Health Systems, Inc. (a)               2,044,439
39,000 CONMED Corp. (a)                                 1,200,030
80,000 Continental Airlines, Inc. - Class B (a)         1,062,400
50,200 CVS Corp.                                        1,459,314
34,500 D.R. Horton, Inc.                                1,297,545
36,800 Darden Restaurants, Inc.                         1,213,664
35,600 Dean Foods Co. (a)                               1,254,544
22,900 Diagnostic Products Corp.                        1,083,857
36,100 Digital Insight Corp. (a)                          863,512
37,300 DTE Energy Co.                                   1,744,521
13,500 Eagle Materials, Inc.                            1,249,965
60,600 El Paso Electric Co. (a)                         1,239,270
18,800 Eli Lilly & Co.                                  1,047,348
56,600 Energy Partners, Ltd. (a)                        1,483,486
23,900 FirstEnergy Corp.                                1,149,829
51,400 Flowserve Corp. (a)                              1,555,364
12,300 Fortune Brands, Inc.                             1,092,240
24,200 FPL Group, Inc.                                  1,017,852
33,400 General Maritime Corp.                           1,416,160
30,000 HCA, Inc.                                        1,700,100
34,600 HCC Insurance Holdings, Inc.                     1,310,302
17,500 Helmerich & Payne, Inc.                            821,100
44,500 Henry Schein, Inc. (a)                           1,847,640
38,900 Hot Topic, Inc. (a)                                743,768
19,300 Hovnanian Enterprises, Inc. - Class A (a)        1,258,360
16,100 j2 Global Communications, Inc. (a)                 554,484
24,000 Jack In the Box, Inc. (a)                          910,080
20,100 John H. Harland Co.                                763,800

 16,700 Johnson & Johnson, Inc.                         1,085,500
 54,900 Jos. A. Bank Clothiers, Inc. (a)                2,377,170
 15,400 L-3 Communications Holdings, Inc.               1,179,332
105,900 Labor Ready, Inc. (a)                           2,468,529
 31,500 Laboratory Corp. of America Holdings (a)        1,571,850
 20,900 Lafarge North America, Inc.                     1,304,996
 13,000 Lehman Brothers Holding, Inc.                   1,290,640
 32,400 Lockheed Martin Corp.                           2,101,788
 21,700 Logitech International S.A. - ADR  (a)          1,384,026
 17,800 Marvell Technology Group, Ltd. (a)                677,112
 35,100 Masco Corp.                                     1,114,776
 44,100 McKesson HBOC, Inc.                             1,975,239
 31,000 MedcoHealth Solutions, Inc. (a)                 1,654,160
 27,800 MetLife, Inc.                                   1,249,332
 28,300 Michaels Stores, Inc.                           1,170,771
 29,600 NiSource, Inc.                                    732,008
 35,700 Nokia Corp. - ADR                                 594,048
 18,200 Northrop Grumman Corp.                          1,005,550
 19,000 Northwest Natural Gas Co.                         726,560
 21,900 Oneok, Inc.                                       715,035
 49,600 Owens-Illinois, Inc. (a)                        1,242,480
 20,600 Panera Bread Co. - Class A (a)                  1,278,951
 27,300 Patterson-UTI Energy, Inc.                        759,759
 42,600 Performance Food Group Co. (a)                  1,286,946
 13,400 PG&E Corp.                                        503,036
 16,200 Philadelphia Consolidated Holding Corp. (a)     1,373,112
 24,900 PNM Resources, Inc.                               717,369
 31,800 Polo Ralph Lauren Corp.                         1,370,898
 80,200 Providian Financial Corp. (a)                   1,413,926
 23,900 Prudential Financial, Inc.                      1,569,274
 23,900 Public Service Enterprise Group, Inc.           1,453,598
 30,200 Quest Diagnostics, Inc.                         1,608,754
125,600 Quiksilver, Inc. (a)                            2,007,088
 42,100 Reebok International, Ltd.                      1,761,043
305,600 Rite Aid Corp. (a)                              1,277,408
 55,400 Ross Stores, Inc.                               1,601,614
 53,900 Safeway, Inc.                                   1,217,601
 29,100 Selective Insurance Group, Inc.                 1,441,905
 61,000 SkyWest, Inc.                                   1,108,980
 36,600 Sonic Corp. (a)                                 1,117,398
 25,100 Southern Co.                                      870,217
 24,200 Sprint Corp. (FON Group)                          607,178
 21,800 State Street Corp.                              1,051,850
 33,900 SUPERVALU, Inc.                                 1,105,479
 40,100 TECO Energy, Inc.                                 758,291
 34,200 Teekay Shipping Corp.                           1,501,380
 55,100 Texas Instruments, Inc.                         1,546,657
 22,800 The Allstate Corp.                              1,362,300
 39,900 The Manitowoc Co., Inc.                         1,636,698
 13,700 The Scotts Miracle-Gro Co. (a)                    975,577
 11,800 The Sherwin-Williams Co.                          555,662
 21,100 The Walt Disney Co.                               531,298
 38,200 Timberland Co. - Class A (a)                    1,479,104
 21,300 Toll Brothers, Inc. (a)                         2,163,015
  7,120 TreeHouse Foods, Inc. (a)                         202,991
 34,100 Triad Hospitals, Inc. (a)                       1,863,224
 61,200 Ultra Petroleum Corp. (a)                       1,858,032
 49,400 United Natural Foods, Inc. (a)                  1,500,278
 37,700 UnitedHealth Group, Inc.                        1,965,678
 33,100 Universal Health Services, Inc. - Class B       2,058,158
 22,400 Urban Outfitters, Inc. (a)                      1,269,856
 35,400 Vectren Corp.                                   1,017,042

 45,700 Waste Connections, Inc. (a)                     1,704,153
 23,100 Watts Water Technologies, Inc.- Class A           773,619
 30,400 WellChoice, Inc. (a)                            2,111,888
 25,800 Zale Corp. (a)                                    817,602
                                                   --------------
        TOTAL COMMON STOCKS (COST $136,851,784)       157,930,349
        SHORT-TERM INVESTMENTS  (0.3%)
403,895 Brown Brothers Harriman Time
        Deposit, 2.67%, 07/01/05 #                        403,895
                                                   --------------
        TOTAL SHORT-TERM INVESTMENTS
        (COST $403,895)                                   403,895

   Total Investments (Cost $137,255,679) 100.4%    $  158,334,244
   Other Assets less Liabilities (0.4)%                  (691,005)
                                                   --------------
   NET ASSETS 100.0%                               $  157,643,239
                                                   ==============

The accompanying notes are an integral part of the financial statements.

Percentages noted above are based on net assets as of June 30, 2005.

(a) Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2005.

ADR   American Depositary Receipt.

Dates shown on securities are the due dates of the obligation.

SCHEDULE OF INVESTMENTS
ICON COVERED CALL FUND (a)
JUNE 30, 2005
(UNAUDITED)

SHARES OR PRINCIPAL AMOUNT                                        MARKET VALUE
       COMMON STOCKS  (103.6%)
 6,200 A.G. Edwards, Inc.                                       $          279,930
 7,800 Abercrombie & Fitch Co.                                             535,860
 9,200 ACE, Ltd.                                                           412,620
 7,800 Aetna, Inc.                                                         645,996
12,600 Alaska Air Group, Inc. (b)                                          374,850
12,900 Aleris International, Inc. (b)                                      290,895
 4,000 Alliant Techsystems, Inc. (b)                                       282,400
 9,100 Altria Group, Inc.                                                  588,406
13,900 America Movil S.A. De C.V. - ADR                                    828,579
 7,300 American Electric Power Co., Inc.                                   269,151
23,000 American Healthways, Inc. (b)                                       972,210
11,500 AMERIGROUP Corp. (b)                                                462,300
 8,300 Amphenol Corp. - Class A                                            333,411
18,700 AMR Corp. (b)                                                       226,457
12,700 Anteon International Corp. (b)                                      579,374
 4,900 Ashland, Inc.                                                       352,163
 5,500 AstraZeneca Plc                                                     226,930
 8,600 Best Buy Co., Inc.                                                  589,530
16,600 Burlington Northern Santa Fe Corp.                                  781,528
 8,200 CACI International, Inc. - Class A (b)                              517,912
 2,900 Capital One Financial Corp.                                         232,029
 4,400 Caterpillar, Inc.                                                   419,364
12,900 CBRL Group, Inc.                                                    501,294
 9,500 Church & Dwight Co.                                                 343,900
11,500 CIGNA Corp.                                                       1,230,845
 7,400 Clear Channel Communications, Inc.                                  228,882
 3,800 CNF Transportation, Inc.                                            170,620
22,300 Coca-Cola Enterprises, Inc.                                         490,823
 1,500 Cognizant Technology Solutions Corp. (b)                             70,695
 4,600 Comcast Corp. -  Class A (b)                                        141,220
13,500 Community Health Systems, Inc. (b)                                  510,165
 4,900 CONMED Corp. (b)                                                    150,773
10,400 Constellation Brands, Inc. (b)                                      306,800
 6,000 Constellation Energy Group, Inc.                                    346,140
18,300 Continental Airlines, Inc. - Class B (b)                            243,024
11,750 Coventry Health Care, Inc. (b)                                      831,313
12,000 CSX Corp.                                                           511,920
 7,800 CVS Corp.                                                           226,746
 8,400 Dean Foods Co. (b)                                                  296,016
12,400 Digital Insight Corp. (b)                                           296,608
 6,900 DTE Energy Co.                                                      322,713
 6,200 E.W. Scripps Co. - Class A                                          302,560
 8,000 Eagle Materials, Inc.                                               740,720
 3,400 Eli Lilly & Co.                                                     189,414
 6,000 Entercom Communications Corp. (b)                                   199,740
 3,300 Equitable Resources, Inc.                                           224,400
 5,000 Everest Re Group, Ltd.                                              465,000
12,100 FirstEnergy Corp.                                                   582,131
 9,500 Fiserv, Inc. (b)                                                    408,025
 6,800 Fortune Brands, Inc.                                                603,840
 6,100 FPL Group, Inc.                                                     256,566
 6,800 General Maritime Corp.                                              288,320
 3,200 Goodrich Corp.                                                      131,072
 6,500 Granite Construction, Inc.                                          182,650
15,000 HCA, Inc.                                                           850,050

15,200 Headwaters, Inc. (b)                                                522,576
 9,500 Health Net, Inc. (b)                                                362,520
 4,700 Henry Schein, Inc. (b)                                              195,144
10,600 Hilb, Rogal & Hobbs Co.                                             364,640
10,500 Hormel Foods Corp.                                                  307,965
15,000 Hot Topic, Inc. (b)                                                 286,800
 4,000 Hovnanian Enterprises, Inc. - Class A (b)                           260,800
 4,600 Ingersoll Rand Co. Ltd. - Class A                                   328,210
 8,000 International Rectifier Corp. (b)                                   381,760
10,800 j2 Global Communications, Inc. (b)                                  371,952
 6,700 Jack In the Box, Inc. (b)                                           254,064
 6,000 Jacobs Engineering Group, Inc. (b)                                  337,560
 6,900 Johnson & Johnson, Inc.                                             448,500
 6,900 Jos. A. Bank Clothiers, Inc. (b)                                    298,770
 6,300 K-Swiss, Inc.                                                       203,742
 7,800 Kimberly-Clark Corp.                                                488,202
17,600 Labor Ready, Inc. (b)                                               410,256
10,600 Laboratory Corp. of America Holdings (b)                            528,940
 6,200 Lafarge North America, Inc.                                         387,128
 3,200 Lehman Brothers Holding, Inc.                                       317,696
10,400 Lifepoint Hospitals, Inc. (b)                                       525,408
11,000 Lockheed Martin Corp.                                               713,570
 8,800 Loews Corp.                                                         682,000
 5,400 Marathon Oil Corp.                                                  288,198
 6,700 McKesson HBOC, Inc.                                                 300,093
 5,800 Merck & Co., Inc.                                                   178,640
12,100 MetLife, Inc.                                                       543,774
 7,700 Michaels Stores, Inc.                                               318,549
14,000 Nam Tai Electronics, Inc.                                           318,360
13,000 Nash Finch Co.                                                      477,620
 7,000 Newfield Exploration Co. (b)                                        279,230
 4,900 NII Holdings, Inc. - Class B (b)                                    313,306
 2,200 Nike, Inc. - Class B                                                190,520
 5,700 Nordic American Tanker Shipping, Ltd.                               241,965
 7,200 O'Reilly Automotive, Inc. (b)                                       214,632
18,900 Old Republic International Corp.                                    477,981
25,300 OMI Corp.                                                           480,953
 7,500 Oshkosh Truck Corp.                                                 587,100
 9,800 Overseas Shipholding Group, Inc.                                    584,570
18,600 Owens-Illinois, Inc. (b)                                            465,930
 4,400 Patterson Cos., Inc. (b)                                            198,352
 4,500 PepsiCo, Inc.                                                       242,685
17,200 Performance Food Group Co. (b)                                      519,612
 7,200 Pfizer, Inc.                                                        198,576
 9,900 PG&E Corp.                                                          371,646
 3,800 Polo Ralph Lauren Corp.                                             163,818
 4,800 PPL Corp.                                                           285,024
 5,500 Prudential Financial, Inc.                                          361,130
12,600 Public Service Enterprise Group, Inc.                               766,332
 6,300 Pulte Homes, Inc.                                                   530,775
 8,600 Quest Diagnostics, Inc.                                             458,122
 7,700 Questar Corp.                                                       507,430
25,600 Quiksilver, Inc. (b)                                                409,088
 9,600 Reebok International, Ltd.                                          401,568
 2,500 ResMed, Inc. (b)                                                    164,975
11,800 Respironics, Inc. (b)                                               426,098
 4,500 Reynolds American, Inc.                                             354,600
14,800 Ross Stores, Inc.                                                   427,868
 3,300 Ryland Group, Inc.                                                  250,371
 7,300 SanDisk Corp. (b)                                                   173,229
13,400 Selective Insurance Group, Inc.                                     663,970
14,000 Sempra Energy                                                       578,340

15,400 SkyWest, Inc.                                                       279,972
18,300 Sonic Corp. (b)                                                     558,699
 3,500 Suncor Energy, Inc.                                                 165,620
 8,000 SUPERVALU, Inc.                                                     260,880
11,100 Take-Two Interactive Software, Inc. (b)                             282,495
 8,300 Teekay Shipping Corp.                                               364,370
10,700 Teva Pharmaceutical Industries, Ltd.                                333,198
19,900 Texas Instruments, Inc.                                             558,593
 9,100 The Allstate Corp.                                                  543,725
12,800 The Finish Line, Inc.                                               242,176
 3,500 The Goldman Sachs Group, Inc.                                       357,070
10,800 The Hartford Financial Services Group, Inc.                         807,624
   200 The Scotts Miracle-Gro Co. (b)                                       14,242
10,300 The Sherwin-Williams Co.                                            485,027
10,000 The Toro Co.                                                        386,100
15,200 Timberland Co. - Class A (b)                                        588,544
 3,400 Toll Brothers, Inc. (b)                                             345,270
 1,680 TreeHouse Foods, Inc. (b)                                            47,897
15,600 Tupperware Corp.                                                    364,572
22,400 Ultra Petroleum Corp. (b)                                           680,064
 4,800 United Surgical Partners International, Inc. (b)                    249,984
 9,400 Universal Health Services, Inc. - Class B                           584,492
 5,000 Urban Outfitters, Inc. (b)                                          283,450
 5,600 UST, Inc.                                                           255,696
10,500 V.F. Corp.                                                          600,810
12,000 Waste Connections, Inc. (b)                                         447,480
 6,300 Yankee Candle Co., Inc.                                             202,230
                                                                ------------------
       TOTAL COMMON STOCKS (COST $49,429,911)                           56,830,393
       SHORT-TERM INVESTMENTS  (0.2%)

89,736 Brown Brothers Harriman Time Deposit, 2.67%, 07/01/05 #              89,736
                                                                ------------------
       TOTAL SHORT-TERM INVESTMENTS (COST $89,736)                          89,736

  Total Investments (Cost $49,519,647) 103.8%                   $       56,920,129
  Liabilities less Other Assets (3.8)%                                  (2,090,415)
                                                                ------------------
  NET ASSETS 100.0%                                             $       54,829,714
                                                                ==================

The accompanying notes are an integral part of the financial statements.

Percentages noted above are based on net assets as of June 30, 2005.

(a) Portion or all of securities are pledged as collateral for call options written.

(b)   Non-income producing security.

 # BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2005.

ADR   American Depositary Receipt.

Dates shown on securities are the due dates of the obligation.

SCHEDULE OF WRITTEN OPTIONS
ICON COVERED CALL FUND
JUNE 30,2005 (UNAUDITED)

                                             CONTRACTS (100
UNDERLYING SECURITY /EXPIRATION DATE/         SHARES PER
         EXERCISE PRICE                        CONTRACT)      MARKET VALUE
A.G. Edwards, Inc.
   Expiration August 2005
     Exercise Price $40.00                           25      $       13,500
   Expiration August 2005
     Exercise Price $45.00                           37               5,273
Abercrombie & Fitch Co.
   Expiration August 2005
     Exercise Price $60.00                           26              24,960
   Expiration August 2005
     Exercise Price $70.00                           52              15,600
Ace, Ltd.
   Expiration August 2005
     Exercise Price $45.00                           92              13,800
Aetna, Inc.
   Expiration August 2005
     Exercise Price $85.00                           78              17,940
Alaska Air Group, Inc.
   Expiration August 2005
     Exercise Price $30.00                           95              12,350
   Expiration October 2005
     Exercise Price $35.00                           31               1,395
Aleris International, Inc.
   Expiration August 2005
     Exercise Price $22.50                           32               4,880
   Expiration August 2005
     Exercise Price $25.00                           97               6,063
Alliant Techsystems, Inc.
   Expiration August 2005
     Exercise Price $75.00                           40               2,000
Altria Group, Inc.
   Expiration September  2005
     Exercise Price $70.00                           91               8,418
America Movil S.A. de C.V.
   Expiration August 2005
     Exercise Price $55.00                           46              25,760
   Expiration August 2005
     Exercise Price $60.00                           93              21,158
American Electric Power, Inc.
   Expiration July  2005
     Exercise Price $37.50                           13                 163
   Expiration August 2005
     Exercise Price $35.00                           60              12,900
American Healthways, Inc.
   Expiration August 2005

     Exercise Price $40.00                           23               8,280
   Expiration August 2005
     Exercise Price $45.00                          207              23,288
AMERIGROUP Corp.
   Expiration July  2005
     Exercise Price $40.00                           81               9,720
   Expiration September  2005
     Exercise Price $40.00                           34               9,435
Amphenol Corp.
   Expiration July  2005
     Exercise Price $40.00                           56               6,300
   Expiration August 2005
     Exercise Price $45.00                           27                 743
AMR Corp.
   Expiration August 2005
     Exercise Price $15.00                          187               4,208
Anteon International Corp.
   Expiration July  2005
     Exercise Price $45.00                           91              10,693
   Expiration October 2005
     Exercise Price $50.00                           36               5,130
Ashland, Inc.
   Expiration July  2005
     Exercise Price $70.00                           49              11,515
AstraZeneca Plc
   Expiration July  2005
     Exercise Price $45.00                           11                  55
   Expiration August 2005
     Exercise Price $40.00                           44               9,350
Best Buy, Inc. Co.
   Expiration July  2005
     Exercise Price $70.00                           16               1,240
   Expiration August 2005
     Exercise Price $70.00                           54              12,150
   Expiration September  2005
     Exercise Price $70.00                           16               5,120
Burlington North Santa Fe Corp.
   Expiration July  2005
     Exercise Price $50.00                            4                  60
   Expiration August 2005
     Exercise Price $50.00                          162               9,720
CACI International, Inc.
   Expiration September  2005
     Exercise Price $65.00                           82              26,650
Capital One Financial Corp.
   Expiration September  2005
     Exercise Price $75.00                           29              19,720
Caterpillar, Inc.
   Expiration August 2005
     Exercise Price $105.00                          44               2,860
CBRL Group, Inc.
   Expiration September  2005

     Exercise Price $40.00                          129              14,190
Church & Dwight Co.
   Expiration July  2005
     Exercise Price $35.00                           49               7,228
   Expiration August 2005
     Exercise Price $35.00                           46               9,085
CIGNA Corp.
   Expiration July  2005
     Exercise Price $105.00                          69              22,425
   Expiration August 2005
     Exercise Price $110.00                          46              12,190
Clear Channel Communications, Inc.
   Expiration July  2005
     Exercise Price $30.00                           74               7,770
CNF, Inc.
   Expiration July  2005
     Exercise Price $45.00                           38               3,325
Coca-Cola Enterprises, Inc.
   Expiration August 2005
     Exercise Price $22.50                          167               8,768
Cognizant Technology Solutions Corp.
   Expiration July  2005
     Exercise Price $45.00                           15               4,313
Comcast Corp.
   Expiration July  2005
     Exercise Price $32.50                           32                 240
   Expiration August 2005
     Exercise Price $32.50                           14                 280
Community Health Systems, Inc.
   Expiration September  2005
     Exercise Price $35.00                           34              11,730
   Expiration September  2005
     Exercise Price $40.00                          101               7,828
CONMED Corp.
   Expiration August 2005
     Exercise Price $30.00                           16               2,760
   Expiration August 2005
     Exercise Price $35.00                           33                 413
Constellation Brands, Inc.
   Expiration August 2005
     Exercise Price $30.00                           73               8,030
   Expiration August 2005
     Exercise Price $32.50                           31                 930
Constellation Energy Group
   Expiration August 2005
     Exercise Price $55.00                           60              20,400
Continental Airlines, Inc.
   Expiration September  2005
     Exercise Price $15.00                          183              13,725
Coventry Health Care, Inc.
   Expiration July  2005
     Exercise Price $75.00                           64                 960

   Expiration August 2005
     Exercise Price $75.00                           53               5,168
CSX Corp.
   Expiration August 2005
     Exercise Price $45.00                          120               6,300
CVS Corp.
   Expiration August 2005
     Exercise Price $27.50                           78              15,210
Dean Foods Co.
   Expiration September  2005
     Exercise Price $40.00                           84              18,690
Digital Insight Corp.
   Expiration August 2005
     Exercise Price $22.50                          124              27,280
DTE Energy Co.
   Expiration August 2005
     Exercise Price $45.00                           31               7,130
E.W. Scripps Co.
   Expiration September  2005
     Exercise Price $50.00                           42               4,725
   Expiration September  2005
     Exercise Price $55.00                           20                 200
Eagle Materials, Inc.
   Expiration July  2005
     Exercise Price $90.00                           67              22,110
   Expiration August 2005
     Exercise Price $95.00                           13               3,218
Eli Lilly & Co.
   Expiration August 2005
     Exercise Price $60.00                           34               1,020
Entercom Communications Corp.
   Expiration August 2005
     Exercise Price $35.00                           60               2,850
Equitable Resources, Inc.
   Expiration August 2005
     Exercise Price $70.00                           33               2,723
Everest Re Group, Ltd.
   Expiration July  2005
     Exercise Price $90.00                           40              13,000
   Expiration August 2005
     Exercise Price $95.00                            6                 945
   Expiration October 2005
     Exercise Price $95.00                            4               1,230
FirstEnergy Corp.
   Expiration July  2005
     Exercise Price $45.00                           40              12,500
   Expiration August 2005
     Exercise Price $50.00                           81               2,633
Fiserv, Inc.
   Expiration September  2005
     Exercise Price $45.00                           95               8,075
Fortune Brands, Inc.

   Expiration July  2005
     Exercise Price $90.00                           20               1,450
   Expiration September  2005
     Exercise Price $90.00                           48              12,240
FPL Group, Inc.
   Expiration September  2005
     Exercise Price $40.00                           24               6,300
   Expiration September  2005
     Exercise Price $42.50                           37               3,515
General Maritime Corp.
   Expiration August 2005
     Exercise Price $45.00                           68               8,330
Goodrich Corp.
   Expiration July  2005
     Exercise Price $40.00                           13               1,820
   Expiration July  2005
     Exercise Price $45.00                           19                 190
Granite Construction, Inc.
   Expiration September  2005
     Exercise Price $25.00                           39              14,430
HCA, Inc.
   Expiration August 2005
     Exercise Price $55.00                          150              43,875
Headwaters, Inc.
   Expiration July  2005
     Exercise Price $35.00                          152               7,980
Health Net, Inc.
   Expiration July  2005
     Exercise Price $35.00                           57              18,810
   Expiration August 2005
     Exercise Price $37.50                           38               8,360
Henry Schein, Inc.
   Expiration July  2005
     Exercise Price $40.00                           47               8,578
Hilb, Rogal & Hobbs Co.
   Expiration October 2005
     Exercise Price $40.00                          106               1,855
Hormel Foods Corp.
   Expiration September  2005
     Exercise Price $30.00                           70               5,425
   Expiration September  2005
     Exercise Price $35.00                           35                 350
Hot Topic, Inc.
   Expiration August 2005
     Exercise Price $22.50                          150               9,750
Hovnanian Enterprises, Inc.
   Expiration August 2005
     Exercise Price $60.00                           14               9,870
   Expiration August 2005
     Exercise Price $65.00                           13               4,940
   Expiration August 2005
     Exercise Price $70.00                           13               2,178

Ingersoll Rand Co., Ltd.
   Expiration September  2005
     Exercise Price $80.00                           46               2,070
International Rectifier Corp.
   Expiration September  2005
     Exercise Price $45.00                           80              38,000
j2 Global Communications, Inc.
   Expiration September  2005
     Exercise Price $40.00                          108               5,670
Jack In the Box, Inc.
   Expiration August 2005
     Exercise Price $40.00                           23               1,208
   Expiration September  2005
     Exercise Price $40.00                           44               4,070
Jacobs Engineering Group, Inc.
   Expiration July  2005
     Exercise Price $55.00                           60              10,650
Johnson & Johnson, Inc.
   Expiration August 2005
     Exercise Price $65.00                           45               6,525
   Expiration October 2005
     Exercise Price $70.00                           24               1,020
Jos. A. Bank Clothiers, Inc.
   Expiration July  2005
     Exercise Price $40.00                           23               8,050
   Expiration August 2005
     Exercise Price $45.00                           46               7,590
Kimberly-Clark Corp.
   Expiration July  2005
     Exercise Price $65.00                           65                 650
   Expiration August 2005
     Exercise Price $65.00                           13                 715
K-Swiss, Inc.
   Expiration October 2005
     Exercise Price $35.00                           63               7,245
Labor Ready, Inc.
   Expiration August 2005
     Exercise Price $20.00                          176              70,400
Laboratory Corp. of America Holdings
   Expiration August 2005
     Exercise Price $50.00                          106              14,840
Lafarge North America, Inc.
   Expiration July  2005
     Exercise Price $65.00                           46               1,610
   Expiration August 2005
     Exercise Price $65.00                           16               1,600
Lehman Brothers Holdings, Inc.
   Expiration August 2005
     Exercise Price $100.00                          26               6,240
   Expiration August 2005
     Exercise Price $95.00                            6               3,420
Lifepoint Hospitals, Inc.

   Expiration July  2005
     Exercise Price $50.00                           62               8,215
   Expiration August 2005
     Exercise Price $50.00                           42              10,290
Lockheed Martin Corp.
   Expiration August 2005
     Exercise Price $65.00                           25               4,000
   Expiration September  2005
     Exercise Price $65.00                           75              15,000
Loews Corp.
   Expiration September  2005
     Exercise Price $75.00                           59              24,485
   Expiration September  2005
     Exercise Price $80.00                           29               3,988
Marathon Oil Corp.
   Expiration August 2005
     Exercise Price $55.00                           54               9,450
McKesson Corp.
   Expiration August 2005
     Exercise Price $42.50                           67              21,440
Merck & Co., Inc.
   Expiration August 2005
     Exercise Price $30.00                           46               7,705
   Expiration August 2005
     Exercise Price $32.50                           12                 540
MetLife, Inc.
   Expiration September  2005
     Exercise Price $45.00                          121              22,083
Michaels Stores, Inc.
   Expiration September  2005
     Exercise Price $40.00                           77              22,908
Nam Tai Electronics, Inc.
   Expiration July  2005
     Exercise Price $22.50                           70               5,775
   Expiration September  2005
     Exercise Price $22.50                           70              13,300
Nash Finch Co.
   Expiration August 2005
     Exercise Price $35.00                          130              39,000
Newfield Exploration Co.
   Expiration September  2005
     Exercise Price $37.50                           70              16,275
NII Holdings, Inc.
   Expiration September  2005
     Exercise Price $55.00                           25              22,500
   Expiration September  2005
     Exercise Price $65.00                           24               7,380
Nike, Inc.
   Expiration July  2005
     Exercise Price $85.00                            4                 920
   Expiration July  2005
     Exercise Price $90.00                           18                 360

Nordic American Tanker Shipping, Ltd.
   Expiration July  2005
     Exercise Price $40.00                           46              12,190
   Expiration August 2005
     Exercise Price $45.00                           11                 770
Old Republic International Corp.
   Expiration October 2005
     Exercise Price $25.00                          160              21,200
OMI Corp.
   Expiration July  2005
     Exercise Price $20.00                           38                 665
   Expiration August 2005
     Exercise Price $20.00                          215              12,900
O'Reilly Automotive, Inc.
   Expiration August 2005
     Exercise Price $27.50                           24               6,480
   Expiration August 2005
     Exercise Price $30.00                           48               4,920
Oshkosh Truck Corp.
   Expiration July  2005
     Exercise Price $80.00                           37               2,683
   Expiration July  2005
     Exercise Price $85.00                           38                 475
Overseas Shipholding Group, Inc.
   Expiration July  2005
     Exercise Price $60.00                           98              13,475
Owens-Illinois, Inc.
   Expiration August 2005
     Exercise Price $25.00                          186              25,110
Patterson Cos., Inc.
   Expiration July  2005
     Exercise Price $45.00                           27               2,835
   Expiration August 2005
     Exercise Price $45.00                           17               3,018
PepsiCo, Inc.
   Expiration August 2005
     Exercise Price $55.00                           45               3,263
Performance Food Group Co.
   Expiration August 2005
     Exercise Price $30.00                           38               5,320
   Expiration September  2005
     Exercise Price $30.00                          134              22,445
Pfizer, Inc.
   Expiration September  2005
     Exercise Price $30.00                           72               1,620
PG&E Corp.
   Expiration September  2005
     Exercise Price $35.00                           49              15,190
   Expiration December  2005
     Exercise Price $40.00                           50               4,250
Polo Ralph Lauren Corp.
   Expiration August 2005

     Exercise Price $45.00                           38               2,375
PPL Corp.
   Expiration August 2005
     Exercise Price $60.00                           48               4,320
Prudential Financial, Inc.
   Expiration September  2005
     Exercise Price $65.00                           55              17,875
Public Service Enterprise Group, Inc.
   Expiration August 2005
     Exercise Price $60.00                           42               9,345
   Expiration September  2005
     Exercise Price $60.00                           84              21,840
Pulte Homes, Inc.
   Expiration July  2005
     Exercise Price $80.00                           63              31,815
Quest Diagnostics, Inc.
   Expiration August 2005
     Exercise Price $55.00                           30               2,775
   Expiration August 2005
     Exercise Price $57.50                           56               1,540
Questar Corp.
   Expiration July  2005
     Exercise Price $65.00                           77              13,283
Quiksilver, Inc.
   Expiration July  2005
     Exercise Price $17.50                          128                 320
   Expiration August 2005
     Exercise Price $17.50                          128               4,480
Reebok International, Ltd.
   Expiration July  2005
     Exercise Price $42.50                           77               3,080
   Expiration August 2005
     Exercise Price $42.50                           19               1,900
ResMed, Inc.
   Expiration August 2005
     Exercise Price $60.00                            8               5,280
   Expiration October 2005
     Exercise Price $65.00                            9               3,825
   Expiration October 2005
     Exercise Price $70.00                            8               1,500
Respironics, Inc.
   Expiration July  2005
     Exercise Price $35.00                          118              16,815
Reynolds American, Inc.
   Expiration August 2005
     Exercise Price $85.00                           45               2,025
Ross Stores, Inc.
   Expiration August 2005
     Exercise Price $27.50                           74              15,910
   Expiration August 2005
     Exercise Price $30.00                           74               5,920
Ryland Group, Inc.

   Expiration July  2005
     Exercise Price $75.00                           10               2,550
   Expiration August 2005
     Exercise Price $75.00                           13               5,850
   Expiration August 2005
     Exercise Price $80.00                           10               2,175
SanDisk Corp.
   Expiration July  2005
     Exercise Price $25.00                           64               2,240
   Expiration August 2005
     Exercise Price $25.00                            9                 968
Selective Insurance Group, Inc.
   Expiration August 2005
     Exercise Price $50.00                           51               5,738
   Expiration September  2005
     Exercise Price $50.00                           83              12,658
Sempra Energy
   Expiration July  2005
     Exercise Price $40.00                          105              13,913
   Expiration August 2005
     Exercise Price $40.00                           35               8,050
SkyWest, Inc.
   Expiration July  2005
     Exercise Price $17.50                          116              11,020
   Expiration August 2005
     Exercise Price $20.00                           38               1,235
Sonic Corp.
   Expiration September  2005
     Exercise Price $30.00                           73              14,600
   Expiration September  2005
     Exercise Price $35.00                          110               3,025
Suncor Energy, Inc.
   Expiration September  2005
     Exercise Price $40.00                           23              18,515
   Expiration September  2005
     Exercise Price $50.00                           12               2,220
SUPERVALU, Inc.
   Expiration October 2005
     Exercise Price $35.00                           80               5,000
Take-Two Interactive Software, Inc.
   Expiration September  2005
     Exercise Price $27.50                           22               1,870
   Expiration September  2005
     Exercise Price $30.00                           39               1,073
   Expiration September  2005
     Exercise Price $31.625                          33                 495
Teekay Shipping Corp.
   Expiration July  2005
     Exercise Price $45.00                           83               5,603
Teva Pharmaceutical Industries, Ltd.
   Expiration July  2005
     Exercise Price $32.50                           54               1,215

   Expiration September  2005
     Exercise Price $32.50                           53               5,035
Texas Instruments, Inc.
   Expiration July  2005
     Exercise Price $27.50                           82               7,380
   Expiration August 2005
     Exercise Price $27.50                           21               3,045
   Expiration August 2005
     Exercise Price $30.00                           96               3,840
The Allstate Corp.
   Expiration July  2005
     Exercise Price $60.00                           91               4,095
The Finish Line, Inc.
   Expiration August 2005
     Exercise Price $17.50                           26               4,940
   Expiration August 2005
     Exercise Price $20.00                          102               4,590
The Goldman Sachs Group, Inc.
   Expiration July  2005
     Exercise Price $105.00                          35               1,663
The Hartford Financial Services Group, Inc.
   Expiration September  2005
     Exercise Price $75.00                           32               8,320
   Expiration September  2005
     Exercise Price $80.00                           76               5,700
The Sherwin-Williams Co.
   Expiration September  2005
     Exercise Price $45.00                          103              31,930
The Toro Co.
   Expiration September  2005
     Exercise Price $45.00                          100               3,750
Timberland Co.
   Expiration August 2005
     Exercise Price $37.50                          152              34,200
Toll Brothers, Inc.
   Expiration September  2005
     Exercise Price $100.00                          34              28,900
Tupperware Corp.
   Expiration July  2005
     Exercise Price $22.50                          156              16,380
Ultra Petroleum Corp.
   Expiration September  2005
     Exercise Price $27.50                          224              88,480
United Surgical Partners
   Expiration August 2005
     Exercise Price $47.50                           20              11,200
   Expiration August 2005
     Exercise Price $55.00                           28               4,130
Universal Health Services, Inc.
   Expiration July  2005
     Exercise Price $65.00                           61               1,068
   Expiration October 2005

     Exercise Price $65.00                           33               6,105
Urban Outfitters, Inc.
   Expiration August 2005
     Exercise Price $60.00                           20               3,600
   Expiration September  2005
     Exercise Price $60.00                           30               7,575
UST, Inc.
   Expiration July  2005
     Exercise Price $45.00                           56               5,600
V.F. Corp.
   Expiration August 2005
     Exercise Price $60.00                          105               5,513
Waste Connections, Inc.
   Expiration August 2005
     Exercise Price $35.00                           60              16,500
   Expiration October 2005
     Exercise Price $40.00                           60               4,050
Yankee Candle Co., Inc.
   Expiration October 2005
     Exercise Price $35.00                           63               4,568
Total Options Written                            13,165      $    2,058,629
(Premiums received $1,875,530)

SCHEDULE OF INVESTMENTS
ICON EQUITY INCOME FUND
JUNE 30, 2005
(UNAUDITED)

SHARES OR PRINCIPAL AMOUNT                                      INTEREST RATE (%)  MATURITY DATE  MARKET VALUE
          COMMON STOCKS  (82.6%)
   29,400 A.G. Edwards, Inc.                                                                      $  1,327,410
   24,000 Abbott Laboratories                                                                        1,176,240
   31,600 Alliant Energy Corp.                                                                         889,540
   26,800 Altria Group, Inc.                                                                         1,732,888
    8,689 Ameren Corp.                                                                                 480,502
   30,300 American Financial Group, Inc.                                                             1,015,656
   45,000 American States Water Co.                                                                  1,321,650
  128,700 Apogee Enterprises, Inc.                                                                   1,978,119
   10,600 Ashland, Inc.                                                                                761,822
   24,200 Atmos Energy Corp.                                                                           696,960
   43,500 Bank of America Corp.                                                                      1,984,035
   49,200 Bristol-Myers Squibb Co.                                                                   1,229,016
   41,000 Brown Shoe Co., Inc.                                                                       1,605,150
   40,500 Burlington Northern Santa Fe Corp.                                                         1,906,740
   40,000 California Water Service Group                                                             1,501,600
   68,600 Callaway Golf Co.                                                                          1,058,498
   44,200 Campbell Soup Company                                                                      1,360,034
   64,000 Canadian Pacific Railway, Ltd.                                                             2,208,640
   30,100 Caremark Rx, Inc. (a)                                                                      1,340,052
   19,300 Caterpillar, Inc.                                                                          1,839,483
   31,900 CBRL Group, Inc.                                                                           1,239,634
   32,234 Cemex S.A. De C.V. - ADR                                                                   1,367,366
  109,300 CenterPoint Energy, Inc.                                                                   1,443,853
   36,100 Church & Dwight Co.                                                                        1,306,820
   24,000 CIGNA Corp.                                                                                2,568,719
   22,100 Colgate-Palmolive Co.                                                                      1,103,011
   45,700 Computer Programs & Systems, Inc.                                                          1,703,239
   59,100 Digital Insight Corp. (a)                                                                  1,413,672
   39,200 Duke Energy Corp.                                                                          1,165,416
   14,100 E.I. du Pont de Nemours and Co.                                                              606,441
   16,800 Eagle Materials, Inc.                                                                      1,555,512
   18,000 Eastman Chemical Co.                                                                         992,700
   23,600 Energy East Corp.                                                                            683,928
   33,500 First American Corp.                                                                       1,344,690
   25,600 General Growth Properties, Inc.                                                            1,051,904
   27,100 General Mills, Inc.                                                                        1,268,009
   22,500 General Motors Corp.                                                                         765,000
   21,100 Great Plains Energy, Inc                                                                     672,879
   21,300 Harsco Corp.                                                                               1,161,915
   26,700 HCA, Inc.                                                                                  1,513,089
   65,000 Hewlett-Packard Co.                                                                        1,528,150
   19,700 Hovnanian Enterprises, Inc. - Class A (a)                                                  1,284,440
   40,709 ING Group N.V. - ADR                                                                       1,141,887
   36,600 j2 Global Communications, Inc. (a)                                                         1,260,504
   18,200 Johnson & Johnson, Inc.                                                                    1,183,000
    5,667 KeySpan Corp.                                                                                230,647
   58,000 Lennox International, Inc.                                                                 1,227,860
   21,000 Loews Corp.                                                                                1,627,500
   17,300 Logitech International S.A.  - ADR (a)                                                     1,103,394
   41,800 Lone Star Steakhouse & Saloon, Inc.                                                        1,271,138
   28,100 Manor Care, Inc.                                                                           1,116,413
   23,000 Marathon Oil Corp.                                                                         1,227,510
   35,800 Merck & Co., Inc.                                                                          1,102,640
   78,400 Methanex Corp.                                                                             1,291,248
   24,500 Nash Finch Co.                                                                               900,130

   37,000 Newell Rubbermaid, Inc.                                                                      882,080
   11,400 Nike, Inc. - Class B                                                                         987,240
   48,600 NiSource, Inc.                                                                             1,201,878
   82,600 Nokia Corp. - ADR                                                                          1,374,465
   43,500 Owens & Minor, Inc.                                                                        1,407,225
   21,900 PepsiCo, Inc.                                                                              1,181,067
   46,600 Performance Food Group Co. (a)                                                             1,407,786
   66,600 Pfizer, Inc.                                                                               1,836,828
   20,500 Procter & Gamble Co.                                                                       1,081,375
   38,000 R.R. Donnelley & Sons Co.                                                                  1,311,380
   32,000 Raytheon Co.                                                                               1,251,840
   16,700 Royal Dutch Petroleum - ADR                                                                1,083,830
   18,300 Ryland Group, Inc.                                                                         1,388,421
    8,599 Sempra Energy                                                                                355,225
   16,700 Shell Transport & Trading Co. Plc - ADR                                                      969,602
   36,000 Smith & Nephew Plc - ADR                                                                   1,778,760
   53,232 Sprint Corp. (FON Group)                                                                   1,335,591
   83,000 TECO Energy, Inc.                                                                          1,569,529
   34,000 Telemig Celular Participacoes S.A. - ADR                                                   1,110,100
   32,300 Texas Instruments, Inc.                                                                      906,661
   18,300 Textron, Inc.                                                                              1,388,055
   40,700 The Allstate Corp.                                                                         2,431,825
   55,500 The Cato Corporation                                                                       1,146,075
   27,800 The Coca-Cola Co.                                                                          1,160,650
   28,100 The Sherwin-Williams Co.                                                                   1,323,229
   36,400 Tupperware Corp.                                                                             850,668
   10,865 TXU Corp.                                                                                    902,773
   21,100 Unitrin, Inc.                                                                              1,036,010
   22,600 V.F. Corp.                                                                                 1,293,172
   18,200 Vulcan Materials Co.                                                                       1,182,818
   22,500 WellChoice, Inc. (a)                                                                       1,563,075
   19,800 Wells Fargo & Co.                                                                          1,219,284
   21,500 Winnebago Industries, Inc.                                                                   704,125
                                                                                                  ------------
          TOTAL COMMON STOCKS (COST $95,933,239)                                                   110,460,935
          CONVERTIBLE PREFERRED STOCKS  (3.9%)
   39,000 Constellation Brands, Inc.                                   5.75           09/01/06       1,743,300
    4,000 Northrop Grumman Corp.                                       7.00           04/04/21         500,000
    9,000 Omnicare, Inc.                                               4.00           06/15/33         522,000
    8,600 Philippine Long Distance Telephone Co., Series III           3.50           12/31/49         442,900
   23,200 Toys "R" Us, Inc.                                            6.25           08/16/05       1,443,272
   14,400 TXU Corp., Series C                                          8.75           11/16/05         547,488
                                                                                                  ------------
          TOTAL CONVERTIBLE PREFERRED STOCKS (COST $3,893,620)                                       5,198,960
          PREFERRED STOCKS  (2.0%)
   18,200 Aetna, Inc.                                                  8.50           08/31/41         475,202
  800,000 AFC Capital Trust I                                          8.20           02/03/27         906,706
   12,200 AMBAC Financial Group, Inc.                                  7.00           10/17/51         320,372
   38,000 The Walt Disney Co.                                          7.00           11/01/31         995,220
                                                                                                  ------------
          TOTAL PREFERRED STOCKS (COST $2,716,686)                                                   2,697,500
          CORPORATE BONDS  (6.2%)
  500,000 Aetna, Inc.                                                  6.97           08/15/36         618,596
1,000,000 DaimlerChrysler AG                                           6.50           11/15/13       1,082,207
  750,000 General Motors                                               6.75           05/01/28         549,375
1,288,000 Household Finance Corp.                                      4.75           07/15/13       1,289,944
  800,000 Lowe's Companies, Inc.                                       8.25           06/01/10         940,557
  225,000 McDonald's Corp.                                             5.00           09/30/16         222,844
  750,000 Mediacom Broadband LLC                                      11.00           07/15/13         811,875
1,230,000 Providian Financial Corp.                                    3.25           08/15/05       1,227,681
  750,000 Prudential Financial, Inc.                                   5.75           07/15/33         807,010
  111,000 SEMCO Energy, Inc.                                           8.00           06/30/16         111,451
  575,000 United Rentals NA, Inc.                                      7.75           11/15/13         564,938
                                                                                                  ------------
          TOTAL CORPORATE BONDS (COST $8,033,364)                                                    8,226,478

          CONVERTIBLE CORPORATE BONDS  (1.8%)
  600,000 International Rectifier Corp.                                4.25           07/15/07         591,000
1,500,000 King Pharmaceuticals, Inc.                                   2.75           11/15/21       1,426,875
  458,000 The BISYS Group, Inc. *                                      4.00           03/15/06         452,275
                                                                                                  ------------
          TOTAL CONVERTIBLE CORPORATE BONDS (COST $2,494,281)                                        2,470,150
          U.S. GOVERNMENT AND U.S. GOVERNMENT AGENCY BONDS
           (2.4%)
1,323,000 Freddie Mac                                                  5.16           02/27/15       1,330,265
  750,000 U.S. Treasury                                                8.75           05/15/17       1,076,865
  750,000 U.S. Treasury                                                5.25           11/15/28         856,611
                                                                                                  ------------
          TOTAL U.S. GOVERNMENT AND U.S. GOVERNMENT AGENCY
           BONDS (COST $3,150,436)                                                                   3,263,741
          CALL OPTIONS PURCHASED  (0.3%)
       84 Aetna, Inc. Expiration January 2006, Exercise Price
           $60.00                                                                                      206,600
      123 Lowe's Companies, Inc. Expiration January 2007,
           Exercise                                                                                     55,350
          price $65.00
      125 Prudential Financial, Inc. Expiration January 2006,
           Exercise price $60.00                                                                       105,625
                                                                                                  ------------
          TOTAL CALL OPTIONS PURCHASED (COST $161,970)                                                 367,575
          SHORT-TERM INVESTMENTS  (1.1%)
1,414,248 Brown Brothers Harriman Time Deposit, 2.67%,
           07/01/05 #                                                                                1,414,248
                                                                                                  ------------
          TOTAL SHORT-TERM INVESTMENTS (COST $1,414,248)                                             1,414,248

     Total Investments (Cost $117,797,844) 100.3%                                                 $134,099,587
     Liabilities less Other Assets (0.3)%                                                             (443,146)
                                                                                                  ------------
     NET ASSETS 100.0%                                                                            $133,656,441
                                                                                                  ============

The accompanying notes are an integral part of the financial statements.

Percentages noted above are based on net assets as of June 30, 2005.

(a)   Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2005.

ADR   American Depositary Receipt.

* Security was acquired pursuant to Rule 144A of the Securities Act of 1933 and may be deemed to be restricted for resale.

Dates shown on securities are due dates of the obligations.

SCHEDULE OF INVESTMENTS
ICON LONG/SHORT FUND
JUNE 30, 2005
(UNAUDITED)

SHARES OR PRINCIPAL AMOUNT                                          MARKET VALUE
          COMMON STOCKS  (99.8%)
   15,300 A.G. Edwards, Inc.                                       $     690,795
    9,600 Aetna, Inc.                                                    795,072
   12,400 Altria Group, Inc.                                             801,784
   12,000 America Movil S.A. De C.V. - ADR                               715,320
   10,500 American States Water Co.                                      308,385
   50,000 AMR Corp. (a)                                                  605,500
   12,200 AstraZeneca Plc                                                503,372
   18,000 Brown Shoe Co., Inc.                                           704,700
   10,100 Building Materials Holding Corp.                               699,829
   10,600 Burlington Northern Santa Fe Corp.                             499,048
    8,000 CACI International, Inc. - Class A (a)                         505,280
    8,000 California Water Service Group                                 300,320
    8,900 Canadian National Railway Co.                                  513,085
   30,900 Canadian Pacific Railway, Ltd.                               1,066,359
   16,405 Cemex S.A. De C.V. - ADR                                       695,900
   16,800 Centene Corp. (a)                                              564,144
    7,200 CIGNA Corp.                                                    770,616
   20,900 Community Health Systems, Inc. (a)                             789,811
    6,400 Constellation Energy Group, Inc.                               369,216
   45,400 Continental Airlines, Inc. - Class B (a)                       602,912
   12,000 Dampskibsselskabet Torm - ADR                                  644,976
   10,500 Diebold, Inc.                                                  473,655
   16,400 DTE Energy Co.                                                 767,028
    7,200 Eagle Materials, Inc.                                          666,648
    2,800 Eastman Chemical Co.                                           154,420
   10,500 Eastman Kodak Co.                                              281,925
   38,000 El Paso Electric Co. (a)                                       777,100
   19,400 ElkCorp                                                        553,870
   14,000 Express Scripts, Inc. (a)                                      699,720
    7,300 Fiserv, Inc. (a)                                               313,535
    7,600 Florida Rock Industries, Inc.                                  557,460
   42,600 Frontier Airlines, Inc. (a)                                    440,058
    5,500 General Mills, Inc.                                            257,345
   13,000 HCA, Inc.                                                      736,710
   19,700 HCC Insurance Holdings, Inc.                                   746,039
    7,300 Headwaters, Inc. (a)                                           250,974
   11,700 Helmerich & Payne, Inc.                                        548,964
   15,500 Henry Schein, Inc. (a)                                         643,560
   18,900 Hercules, Inc. (a)                                             267,435
   12,300 Hovnanian Enterprises, Inc. - Class A (a)                      801,960
   25,000 Insight Enterprises, Inc. (a)                                  504,500
   18,200 j2 Global Communications, Inc. (a)                             626,808
    6,700 John H. Harland Co.                                            254,600
    9,100 Johnson & Johnson, Inc.                                        591,500
   25,000 Komag, Inc. (a)                                                709,250
   10,200 Labor Ready, Inc. (a)                                          237,762
   12,600 Laboratory Corp. of America Holdings (a)                       628,740
    7,000 Lafarge North America, Inc.                                    437,080
    7,300 Lehman Brothers Holding, Inc.                                  724,744
   14,500 Lifepoint Hospitals, Inc.  (a)                                 732,540
   10,000 Lockheed Martin Corp.                                          648,700
    9,900 Logitech International S.A. - ADR (a)                          631,422
    6,600 Lowe's Cos., Inc.                                              384,252
    7,000 Martin Marietta Materials, Inc.                                483,840

   16,700 McKesson HBOC, Inc.                                            747,993
   15,300 MedcoHealth Solutions, Inc. (a)                                816,408
   18,300 Merck & Co., Inc.                                              563,640
   15,400 Mobile Telesystems - ADR                                       518,210
   20,700 Moog, Inc.- Class A (a)                                        651,843
   11,700 Netease.com, Inc. (a)                                          668,187
   33,500 OMI Corp.                                                      636,835
   19,000 Oneok, Inc.                                                    620,350
   23,000 Owens-Illinois, Inc. (a)                                       576,150
   27,100 Pacific Sunwear of California, Inc. (a)                        623,029
   12,000 Panera Bread Co. - Class A (a)                                 745,020
   50,000 Partner Communications Co. Ltd. - ADR (a)                      361,000
   18,200 Patterson-UTI Energy, Inc.                                     506,506
   13,200 Penford Corp.                                                  211,200
   20,000 Performance Food Group Co. (a)                                 604,200
   22,900 Pfizer, Inc.                                                   631,582
   21,300 PG&E Corp.                                                     799,602
    7,900 Philadelphia Consolidated Holding Corp. (a)                    669,604
    7,500 Protective Life Corp.                                          316,650
   36,900 Providian Financial Corp. (a)                                  650,547
   11,800 Quest Diagnostics, Inc.                                        628,586
   15,000 Reebok International, Ltd.                                     627,450
    6,600 Reynolds American, Inc.                                        520,080
   22,500 Ross Stores, Inc.                                              650,475
    9,000 Ryland Group, Inc.                                             682,830
   30,000 Safeway, Inc.                                                  677,700
   20,000 Satyam Computer Services, Ltd. - ADR                           520,000
   11,400 Selective Insurance Group, Inc.                                564,870
   45,600 Sierra Pacific Resources (a)                                   567,720
   14,200 SINA Corp. (a)                                                 396,180
   29,200 SkyWest, Inc.                                                  530,856
   23,700 Sohu.com, Inc. (a)                                             519,504
   20,700 Sonic Corp. (a)                                                631,971
   34,300 Spartan Stores, Inc. (a)                                       503,181
    4,300 StanCorp Financial Group, Inc.                                 329,294
   18,000 SUPERVALU, Inc.                                                586,980
   17,000 Sysco Corp.                                                    615,230
   45,000 TECO Energy, Inc.                                              850,950
   13,200 Teekay Shipping Corp.                                          579,480
   10,000 The Allstate Corp.                                             597,500
   15,050 The Cheesecake Factory, Inc. (a)                               522,687
   33,200 The Finish Line, Inc.                                          628,144
    6,100 The Goldman Sachs Group, Inc.                                  622,322
   43,200 The Goodyear Tire & Rubber Co. (a)                             643,680
    8,300 The Hartford Financial Services Group, Inc.                    620,674
    6,700 The Home Depot, Inc.                                           260,630
   13,000 The J.M. Smucker Co.                                           610,220
    7,800 The Manitowoc Co., Inc.                                        319,956
    2,800 The Scotts Miracle-Gro Co. (a)                                 199,388
   19,800 The Walt Disney Co.                                            498,564
   19,000 Timberland Co. - Class A (a)                                   735,680
   32,800 Top Tankers, Inc.                                              520,536
   13,800 Triad Hospitals, Inc. (a)                                      754,032
   24,000 Ultra Petroleum Corp. (a)                                      728,640
   17,300 United Surgical Partners International, Inc. (a)               900,984
   14,600 UnitedHealth Group, Inc.                                       761,244
    5,200 Universal Corp.                                                227,656
   16,600 Universal Forest Products, Inc.                                688,070
   15,700 Universal Health Services, Inc. - Class B                      976,226
   14,000 Urban Outfitters, Inc. (a)                                     793,660
   15,500 URS Corp. (a)                                                  578,925
   15,100 W.R. Berkley Corp.                                             538,768

    9,700 Wachovia Corp.                                                 481,120
    9,800 Watts Water Technologies, Inc.- Class A                        328,202
   11,800 WellChoice, Inc. (a)                                           819,746
    6,100 Wells Fargo & Co.                                              375,638
                                                                   -------------
          TOTAL COMMON STOCKS (COST $61,312,648)                      69,315,353
          SHORT-TERM INVESTMENTS  (1.4%)
1,002,042 Brown Brothers Harriman Time Deposit, 2.67%, 07/01/05 #      1,002,042
                                                                   -------------
          TOTAL SHORT-TERM INVESTMENTS (COST $1,002,042)               1,002,042

     Total Investments  (Cost $62,314,690) 101.2%                  $  70,317,395
     Liabilities less Other Assets (1.2)%                               (855,086)
                                                                   -------------

     NET ASSETS 100.0%                                             $  69,462,309
                                                                   =============

The accompanying notes are an integral part of the financial statements.

Percentages noted above are based on net assets as of June 30, 2005.

(a)   Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2005.

ADR   American Depositary Receipt.

Dates shown on securities are the due dates of the obligation.

SCHEDULE OF INVESTMENTS
ICON LONG/SHORT FUND
JUNE 30, 2005
(UNAUDITED)

SHARES     SHORT SECURITIES                                MARKET VALUE
 50,000 Aspect Communications Corp. (a)                    $     561,500
 26,100 Aztar Corp. (a)                                          893,925
 32,500 BMC Software, Inc. (a)                                   583,375
 13,000 C.H. Robinson Worldwide, Inc.                            756,600
  3,400 Chicago Mercantile Exchange                            1,004,700
 22,000 Computer Associates International, Inc.                  604,560
 27,000 Cymer, Inc. (a)                                          711,450
 65,000 eSPEED, Inc. (a)                                         579,150
 15,000 Expeditors International of Washington, Inc.             747,150
 25,000 FileNET Corp. (a)                                        628,500
 25,000 Forward Air Corp.                                        706,750
 35,000 Manhattan Associates, Inc. (a)                           672,350
 25,800 McAfee, Inc. (a)                                         675,444
120,000 Novell, Inc. (a)                                         744,000
 29,000 Novellus Systems, Inc. (a)                               716,590
 45,300 Pinnacle Entertainment, Inc. (a)                         886,068
 70,000 Siebel Systems, Inc.                                     623,000
 43,000 Ultratech, Inc. (a)                                      786,900
 20,000 VERITAS Software Corp. (a)                               488,000
 24,800 WMS Industries, Inc. (a)                                 837,000
                                                           -------------
        TOTAL SHORT SECURITIES (PROCEEDS OF $12,795,110)   $  14,207,012
                                                           =============

The accompanying notes are an integral part of the financial statements.

(a) Non-income producing security.

Notes to Financial Statements

June 30

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The ICON Bond Fund ("Bond Fund"), ICON Core Equity Fund ("Core Equity Fund") ICON Covered Call Fund ("Covered Call Fund"), ICON Equity Income Fund ("Equity Income Fund"), and ICON Long/Short Fund ("Long/Short Fund") are series funds (individually a "Fund" and collectively, the "Funds"). The Funds are part of the ICON Funds (the "Trust"), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment management company. The ICON Core Equity Fund commenced operations on October 12, 2000; the other Funds commenced operations on October 1, 2002. Each Fund offers three classes of shares, Class I, Class C and Class Z. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, shareholder servicing fees and registration costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently 12 other active funds within the Trust. Those funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The investment objective of the Bond Fund is maximum total return. The investment objective of the Core Equity Fund is long-term capital appreciation with a secondary objective of capital preservation. The investment objective of the Covered Call Fund is modest capital appreciation and to maximize realized gains from writing covered call options. The investment objective of the Equity Income Fund is modest capital appreciation and income. The investment objective of the Long/Short Fund is capital appreciation.

The Funds may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. Additionally, the Bond Fund may invest in medium- and lower-quality debt securities. High-yield bonds involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. The Covered Call Fund invests in call options; call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities, and are not suitable for all investors. The Long/Short Fund invests short in securities; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Fund's loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. There are also risks associated with small and mid-cap investing, including limited product lines, less liquidity and small market share. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability.

In addition, in the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

INVESTMENT VALUATION

The Funds' securities and other assets are valued as of the close of regular trading on the New York Stock Exchange (the "NYSE") (normally 4 p.m. Eastern time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market ("NASDAQ") are normally valued by a Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day. The Funds use pricing services to determine the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service quote of valuation is inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds' securities or other assets are valued at fair value as determined in good faith by the Funds' Board of Trustees ("Board") or pursuant to procedures approved by the Board. The valuation assigned to fair-valued securities for purposes of calculating a Fund's net asset value ("NAV") may differ from the security's most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Foreign securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Funds' adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.

A security listed or traded primarily on a securities exchange or in the over-the- counter market is generally valued at its last sale price on the exchange or market where it is principally traded, except that securities primarily traded on NASDAQ are normally valued at the NASDAQ Official Closing Price. Lacking any sales that day, the security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Options are valued at their closing mid-price on the principal market where the option is traded. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than sixty days are valued in accordance with the evaluated bid price supplied by the pricing service. Short-term securities with remaining maturities of sixty days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Prior to February 22, 2005, London closing exchange rates were used to convert foreign security values into U.S. dollars. After that date, currency rates as of the close of the New York Stock Exchange were used to convert foreign security values into U.S. dollars.

REPURCHASE AGREEMENTS

Repurchase agreements, if held by the Funds, are fully collateralized by U.S. Government securities and such collateral is in the possession of the Funds' custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to purchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. No repurchase agreements were purchased or sold by the Funds during the quarter ended June 30, 2005.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange daily. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time with an agreed upon rate.

These contracts are marked-to-market daily and the related appreciation or depreciation of the contract is presented in the Statements of Assets and Liabilities. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. Any realized gain or loss incurred by the Funds due to foreign currency translation is included in the Statements of Operations. The Funds did not enter into any forward foreign currency contracts during the quarter ended June 30, 2005.

FUTURES  CONTRACTS

The Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves me risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts as of June 30, 2005.

OPTIONS TRANSACTIONS

The Covered Call Fund writes (sells) call options as part of its normal investment activities. Each Fund may write (sell) put and call options only if it owns an offsetting position in the underlying security.

When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. Such liability is subject to off balance sheet risks to the extent of any future increases in market value of the written options. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is assigned, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold
(call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is included in the Fund's Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

SHORT SALES

The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized by cash equivalents or securities with the Fund's prime broker and segregated account at the Fund's custodian. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is held by one broker. Dividend expense on short sales is treated as an expense on the Statement of Operations. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund's prime broker.

INCOME TAXES

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes, or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gain.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Bond Fund distributes net investment income, if any, to shareholders monthly. The Equity Income Fund distributes net investment income, if any, to shareholders quarterly. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles generally accepted in the United States of America.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INVESTMENT TRANSACTIONS

Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes security transactions are accounted for on trade date. Gains and losses on securities sold are determined on the basis of identified cost.

ALLOCATION OF INCOME AND EXPENSES

Each class of a Fund's shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific fund in the Trust are apportioned between all funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

SCHEDULE OF INVESTMENTS
ICON ASIA-PACIFIC REGION FUND
JUNE 30, 2005
(UNAUDITED)

SHARES OR PRINCIPAL AMOUNT                                      MARKET VALUE
                                                                ------------
        COMMON STOCKS  (100.4%)
 63,000 Acer, Inc.(a)                                           $    124,054
  3,700 Alfresa Holdings Corp.                                       164,616
    350 Amorepacific Corp.                                            91,797
  3,000 ARRK Corp.                                                   143,700
  7,400 Asahi Breweries, Ltd.                                         88,145
 31,000 ASM Pacific Technology, Ltd.                                 144,362
204,000 Beauty China Holdings, Ltd.                                  116,888
  5,800 BHP Billiton, Ltd.                                            79,186
 12,400 Billabong International, Ltd.                                128,151
 24,400 Centennial Coal Co., Ltd.                                     89,900
 36,000 Cheung Kong Infrastructure Holdings, Ltd.                    106,748
 18,000 CITIC Pacific, Ltd.                                           52,529
 41,000 Cosmo Oil Co., Ltd.                                          173,627
  2,500 Credit Saison Co., Ltd.                                       82,769
  2,800 CSL, Ltd.                                                     71,595
  9,000 Dacom Corp.(a)                                                85,351
 16,000 Daewoo Engineering & Construction Co., Ltd.                  120,760
  4,500 Daewoo Shipbuilding & Marine Engineering Co., Ltd.            86,271
 18,000 Daifuku Co., Ltd.                                            169,785
 20,000 Dainippon Ink & Chemicals, Inc.                               63,729
340,000 Digital China Holdings, Ltd.(a)                               99,226
 28,000 Esprit Holdings, Ltd.                                        201,928
 38,000 Fuji Electric Holdings Co., Ltd.                             115,127
    600 Gulliver International Co., Ltd.                              83,268
 10,300 Hanjin Heavy Industries & Construction Co., Ltd.             155,172
    900 Hite Brewery Co., Ltd.                                        77,131
 33,000 Hon Hai Precision Industry Co., Ltd.                         171,114
     30 Hoosiers Corp.(a)                                            120,624
    900 Hoya Corp.                                                   103,427
 67,000 Hutchison Telecommunications International, Ltd.(a)           66,207
  5,700 Hyundai Department Store H&S Co., Ltd.                       252,678
  1,100 Hyundai Heavy Industries Co., Ltd.                            55,191
    900 Hyundai Mipo Dockyard Co., Ltd.                               50,511
  7,000 Japan Medical Dynamic Marketing, Inc.(a)                      78,412
 56,000 Japan Steel Works, Ltd.                                      151,632
     12 Japan Tobacco, Inc.                                          159,574
 24,000 Jardine Cycle & Carriage, Ltd.                               188,749
 56,000 Johnson Health Tech Co., Ltd.(a) +                           189,243
 10,000 Kansai Paint Co., Ltd.                                        64,111
 18,000 Keppel Corp., Ltd.                                           133,022
  8,700 Kia Motors Corp.                                             114,490
 58,000 Kobe Steel, Ltd.                                             108,643
 12,000 Komatsu, Ltd.                                                 92,740
  3,500 Korea Electric Power Corp.                                   106,814
110,000 KS Tech, Ltd.                                                127,618
  3,000 KT&G Corp.                                                   116,928
 14,000 Largan Precision Co., Ltd.                                    91,891
  8,300 LG Corp.                                                     208,833
  3,900 LG Engineering and Construction Corp.                        128,173
  4,000 LG Household & Health Care, Ltd.                             158,436
 96,000 Li & Fung, Ltd.                                              198,701
 18,300 Macarthur Coal, Ltd.                                         103,105
 58,000 Marubeni Corp.                                               197,810
  7,000 MediaTek, Inc.                                                60,469

12,000  Mediceo Holdings Co., Ltd.                                   159,465
  5,000 Mitsubishi Corp.                                              67,638
 13,000 Mitsui & Co., Ltd.                                           122,577
  5,000 Namco, Ltd.                                                   66,258
  1,100 Netease.com, Inc.(a) +                                        62,821
 18,000 Nippon Mining Holdings, Inc.                                 101,785
 32,000 Nippon Suisan Kaisha, Ltd.                                   120,304
  9,000 Nissan Chemical Industries, Ltd.                              96,508
  1,300 Nitori Co., Ltd.(a)                                           93,048
    400 Nong Shim Co., Ltd.                                          115,673
    900 Orix Corp.                                                   134,425
  5,200 Pal Co., Ltd.(a)                                             228,556
 92,000 Parkway Holdings, Ltd.                                       102,397
186,000 PetroChina Co., Ltd.                                         136,700
 82,000 Premier Image Technology Corp.                                92,714
296,000 PT Bank Danamon Indonesia                                    152,948
575,000 PT Perusahaan Gas Negara                                     169,108
154,000 PT Telekomunikasi Indonesia                                   79,645
280,000 PT United Tractors                                           106,649
  2,000 S1 Corp.                                                      85,113
  8,000 Sanken Electric Co., Ltd.(a)                                 103,844
 14,000 Sapporo Holdings, Ltd.                                        67,304
 74,000 SBS Transit, Ltd.                                             98,479
 84,000 SembCorp Industries, Ltd.                                    132,727
144,000 SembCorp Marine, Ltd.                                        224,166
  1,000 Shimamura Co., Ltd.                                           84,221
  4,500 Shimano, Inc.                                                127,480
  3,400 Shinhan Financial Group Co., Ltd.                             87,616
117,000 Siliconware Precision Industries Co.(a)                      114,586
104,000 Sino Land Co., Ltd.                                          110,443
 17,000 Sky Network Television, Ltd.(a)                               82,112
  5,000 Sogo Medical Co., Ltd.(a)                                     90,118
 22,000 Sumitomo Heavy Industries, Ltd.                              105,301
 55,000 Sumitomo Metal Industries, Ltd.                               93,472
      8 Sumitomo Mitsui Financial Group, Inc.                         53,811
  8,000 Suruga Bank, Ltd.                                             64,972
  7,000 Swire Pacific, Ltd.                                           61,728
 42,000 Taiheiyo Cement Corp.                                        111,722
 64,050 Taiwan Semiconductor Manufacturing Co., Ltd.                 111,551
 50,000 TechTronic Industries Co., Ltd.                              126,031
 22,000 Teikoku Oil Co., Ltd.                                        162,969
 21,000 Television Broadcasts, Ltd.                                  118,421
  5,900 Terumo Corp.                                                 169,799
 10,000 The Bank of Fukuoka, Ltd.                                     58,999
  6,000 Tohoku Electric Power Co., Inc.                              127,870
 61,000 Ube Industries, Ltd.                                         123,583
149,000 Unimicron Technology Corp.(a)                                122,168
  7,600 Woodside Petroleum, Ltd.                                     168,771
232,000 Xinao Gas Holdings, Ltd.                                     160,925
  3,000 Yamada Denki Co., Ltd.                                       172,320
  6,600 Yamaha Motor Co., Ltd.                                       120,712
 13,500 Yedang Entertainment Co., Ltd.(a)                            214,866
  1,049 Yuhan Corp.                                                  121,341
 51,700 Zinifex, Ltd.(a)                                             118,710
                                                                ------------
        TOTAL COMMON STOCKS (COST $11,559,117)                    12,822,431
        SHORT-TERM INVESTMENTS  (0.0%)
     83 Brown Brothers Harriman Time Deposit -
        Australian Dollar, 4.60%, 07/01/05 #                              63
    255 Brown Brothers Harriman Time Deposit -
        Hong Kong Dollar, 1.95%, 07/01/05 #                               33
      5 Brown Brothers Harriman Time Deposit -
        Singapore Dollar, 0.89%, 07/01/05 #                                3
                                                                ------------
        TOTAL SHORT-TERM INVESTMENTS (COST $99)                           99

   Total Investments  (Cost $11,559,216) 100.4%                 $ 12,822,530
   Liabilities less Other Assets (0.4)%                              (47,473)
                                                                ------------
   NET ASSETS 100.0%                                            $ 12,775,057
                                                                ============

The accompanying notes are an integral part of the financial statements.

Percentages noted above are based on net assets as of June 30, 2005.

(a)   Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2005.

+ All securities were fair valued (Note 1) as of June 30, 2005 unless noted with a +. Total value of securities fair valued was $12,570,466.

Dates shown on securities are the due dates of the obligation.

SCHEDULE OF INVESTMENTS
ICON EUROPE FUND
JUNE 30, 2005
(UNAUDITED)

SHARES OR PRINCIPAL AMOUNT                                        MARKET VALUE
          COMMON STOCKS  (97.4%)
  3,200   Aalberts Industries N.V.                               $      146,646
  8,400   ACS, Actividades de Construccion y Servicios, S.A.            234,743
  1,000   Adidas-Salomon AG                                             167,225
 11,900   Alliance UniChem Plc                                          180,857
  3,120   Alpha  Bank                                                    83,037
  4,900   Altadis, S.A.                                                 205,085
  1,400   Altana AG                                                      79,968
  2,200   Amazys Holding AG                                             130,347
  1,800   Andritz AG                                                    171,797
 10,200   ASML Holding N.V. (a)                                         160,020
  4,100   AstraZeneca Plc                                               169,104
  2,300   Bachem Holding AG                                             126,246
 17,560   Banco Intesa S.p.A                                             80,198
  2,100   BASF AG                                                       139,052
  2,500   Bayer AG                                                       83,215
  6,200   Beter Bed Holding N.V.                                        180,616
 20,300   BG Group Plc                                                  166,732
 11,600   BHP Billiton Plc                                              147,934
  1,100   Boehler - Uddeholm AG                                         145,348
 16,200   Brembo S.p.A.                                                 122,108
  8,720   Buzzi Unicem S.p.A                                            126,558
 17,000   Cadbury Schweppes Plc                                         161,846
 14,100   Capio AB (a)                                                  207,423
  1,500   Celesio AG                                                    117,390
  2,200   Coloplast A/S - Class B                                       127,564
  2,780   Compagnie de Saint-Gobain                                     153,835
  2,800   Continental AG                                                200,886
 10,000   Corporacion Mapfre, S.A.                                      149,388
  8,900   Cortefiel S.A.                                                203,082
 18,000   Curanum AG                                                     89,068
  2,500   Dampskibsselskabet Torm A/S                                   134,604
    715   Dem Allianz AG                                                 81,787
  4,700   DIS Deutscher Industries Service AG +                         199,152
  3,400   DSV A/S                                                       288,386
 10,000   Ebro Puleva S.A.                                              177,551
  4,600   Elekta AB-Class B (a)                                         190,688
  6,900   Eni S.p.A                                                     177,367
 12,300   Enterprise Inns Plc                                           183,520
  9,500   Erg S.p.A                                                     183,586
  6,200   Eriks Group N.V. - CVA +                                      227,433
  7,000   EVS Broadcast Equipment S.A.                                  189,519
 16,500   Expert ASA                                                    178,572
 72,700   Fast Search & Transfer ASA (a)                                187,143
  2,200   Fomento de Construcciones y Contratas S.A.                    123,760
  5,900   Fortis                                                        163,360
  1,900   Fresenius AG-PFD +                                            217,833
  8,300   Fugro N.V.                                                    206,326
 15,300   Getinge AB - Class B                                          208,225
  2,900   HeidelbergCement AG                                           207,045
  1,700   Henkel KGaA                                                   151,801
  3,000   Hochtief AG                                                   104,339
  2,600   IHC Caland N.V.                                               178,088
  5,200   Imperial Tobacco Group Plc                                    139,796
 16,100   Impregilo S.p.A. Rights + !                                   234,678

 16,100   Impregilo S.p.A. (a)                                          62,201
  5,600   ING Groep N.V.                                               157,466
  6,015   Jeronimo Martins                                              86,348
 28,200   Jumbo S.A.                                                   290,278
  2,200   KBC Group N.V.                                               173,609
 17,900   Kingspan Group Plc +                                         211,506
    760   Kobenhavns Lufthavne A/S                                     180,387
  7,500   Leoni AG                                                     192,821
  5,800   Logitech International S.A. (a)                              186,209
 20,100   Lundin Petroleum AB (a)                                      172,486
 31,500   Meda AB - A Shares                                           320,692
  5,300   Medidep S.A. (a)                                             173,835
  4,000   Metra AB                                                     115,389
  2,100   Michelin (CGDE) - Class B                                    127,573
  4,900   National Bank Of Greece S.A.                                 166,116
    600   Nestle S.A.                                                  153,278
  1,000   Nobel Biocare Holding AG                                     202,529
  5,000   Nokian Renkaat Oyj                                            91,215
  1,200   Oerlikon-Buhrle Holding (a)                                  164,506
  1,000   Oesterrichische Elekrizitaitswirts AG - Class A              275,844
  2,400   Omega Pharma SA +                                            124,068
  4,000   OPG Groep N.V.                                               279,399
  4,400   Orpea (a)                                                    195,383
 11,500   Provident Financial Plc                                      147,881
 14,100   Qiagen N.V. (a)                                              163,112
  6,400   Red Electrica de Espana                                      177,001
  1,500   Roche Holding AG                                             189,265
  2,300   Royal Dutch Petroleum Co.                                    149,583
  2,800   RWE AG                                                       179,946
  1,900   Sanofi-Aventis                                               155,671
    820   Societe Generale                                              83,185
  4,400   Solarworld AG +                                              388,063
  5,400   Stada Arzneimittel AG                                        197,047
  3,300   Stork N.V.                                                   136,626
  5,200   Suez Lyonnaise Des Eaux S.A.                                 140,615
    525   Sulzer AG                                                    216,198
  1,300   Syngenta AG                                                  133,009
  7,600   Telekom Austria AG                                           147,714
  4,800   TPC - Nopec Geophysical Co. ASA (a)                          128,410
  1,700   Trigano, S.A.                                                147,825
  5,900   United Internet AG                                           167,021
  5,500   Univar NV                                                    188,005
    400   Vallourec S.A.                                               115,060
 10,400   Vestas Wind Systems AS (a)                                   172,086
  2,800   Vinci S.A.                                                   232,787
  5,197   Vivendi Universal                                            162,933
  3,200   Wilhelm Wilhelmsen ASA                                        80,226
  2,300   Zodiac S.A.                                                  123,447
                                                                --------------
          TOTAL COMMON STOCKS (COST $15,808,539)                    17,017,731
          SHORT-TERM INVESTMENTS  (3.0%)
463,794   Brown Brothers Harriman Time Deposit,
          2.67%, 07/01/05 #                                            463,794
     44   Brown Brothers Harriman Time Deposit -
          Danish Krone, 1.30%, 07/01/05 #                                    7
 51,663   Brown Brothers Harriman Time Deposit -
          Euro, 1.28%, 07/01/05 #                                       62,547
     33   Brown Brothers Harriman Time Deposit -
          Norwegian Kroner, 0.82%, 07/01/05 #                                5
     34   Brown Brothers Harriman Time Deposit -
          Swedish Krona, 0.60%, 07/01/05 #                                   4
                                                                --------------
          TOTAL SHORT-TERM INVESTMENTS (COST $526,357)                 526,357

   Total Investments  (Cost $16,334,896) 100.4%                 $   17,544,088
   Liabilities less Other Assets (0.4)%                                (77,200)
                                                                --------------
   NET ASSETS 100.0%                                            $   17,466,888
                                                                ==============

The accompanying notes are an integral part of the financial statements.

Percentages noted above are based on net assets as of June 30, 2005.

-----------------
(a)   Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2005.

+ All securities were fair valued (Note 1) as of June 30, 2005 unless noted with a +. Total value of securities fair valued was $15,941,355.

! Rights valued at estimated intrinsic value as provided in the Fund's pricing procedures.

Dates shown on securities are the due dates of the obligation.

SCHEDULE OF INVESTMENTS
ICON INTERNATIONAL EQUITY FUND
JUNE 30, 2005
(UNAUDITED)

SHARES OR PRINCIPAL AMOUNT                                     MARKET VALUE
        COMMON STOCKS  (100.1%)
  3,800 Aalberts Industries N.V.                              $       174,142
  9,400 ACS, Actividades de Construccion y Servicios, S.A.            262,690
  3,355 Akzo Nobel N.V.                                               131,986
  4,400 Alfresa Holdings Corp.                                        195,759
  4,600 Altadis, S.A.                                                 192,528
  1,900 Altana AG                                                     108,528
  2,900 Amazys Holding AG                                             171,821
 61,000 America Movil S.A. de C.V. +                                  182,284
  2,200 Andritz AG                                                    209,975
 10,200 Anglo Irish Bank Corp., Plc                                   126,328
  5,000 ARRK Corp.                                                    239,500
 46,000 ASM Pacific Technology, Ltd.                                  214,214
  8,100 ASML Holding N.V. (a)                                         127,074
  4,700 AstraZeneca Plc                                               193,850
  3,500 Atco Ltd., Class I +                                          200,061
 11,000 Banco Santander Central Hispano, S.A.                         127,402
 27,300 BG Group Plc                                                  224,226
 11,500 BHP Billiton Plc                                              146,659
  1,590 Boehler - Uddeholm AG                                         210,094
  3,100 Canadian Tire Corp., Class A +                                143,307
 14,500 Capio AB (a)                                                  213,307
  4,803 Cemex, S.A. de C.V. +                                         203,743
  3,400 Charles Voegele Holding AG                                    216,416
 56,000 Cheung Kong Infrastructure Holdings, Ltd.                     166,052
  2,900 Compagnie de Saint-Gobain                                     160,475
  2,806 Continental AG                                                201,316
  9,000 Corporacion Mapfre, S.A.                                      134,449
 38,881 Cosmo Oil Co., Ltd.                                           164,653
 18,000 Daifuku Co., Ltd.                                             169,785
  2,100 Danisco A/S                                                   136,276
  5,085 Danske Bank A/S                                               152,745
  6,000 DIS Deutscher Industries Service AG +                         254,237
  3,747 Douglas Holdings AG +                                         135,863
  2,740 DSM N.V.                                                      187,389
  3,900 DSV A/S                                                       330,795
  6,900 Elekta AB-B Shares (a)                                        286,032
 41,000 Esprit Holdings Ltd.                                          295,682
  7,900 Fortis                                                        218,736
 56,000 Fuji Electric Holdings Co., Ltd.                              169,661
  4,000 Grupo Ferrovial, S.A.                                         257,486
  8,900 Hanjin Heavy Industries & Construction Co., Ltd.              134,081
  4,000 Hannover Rueckversicherungs AG                                151,472
 47,000 Healthscope Ltd.                                              167,743
  3,200 HeidelbergCement AG                                           228,463
  5,900 Heijmans N.V. - CVA                                           276,639
 30,000 Hon Hai Precision Industry Co., Ltd.                          155,558
     45 Hoosiers Corp. (a)                                            180,936
  5,500 Hyundai Department Store H&S Co., Ltd.                        243,812
  6,000 Hyundai Heavy Industries Co., Ltd.                            301,044
  2,800 IHC Caland N.V.                                               191,788
  5,000 ING Groep N.V.                                                140,595
 28,000 Jardine Cycle & Carriage, Ltd.                                220,206
 85,000 Johnson Health Tech. Co., Ltd (a) +                           287,244
  2,765 KBC Group N.V.                                                218,195

  1,100 Kobenhavns Lufthavne A/S                                    261,086
  2,100 Kone Oyj (a) +                                              125,847
  4,000 Korea Electric Power Corp.                                  122,072
243,800 KS Technology, Ltd.                                         282,848
  6,300 Leoni AG                                                    161,970
  5,000 LG Household & Health Care                                  198,045
  3,400 Loblaw Cos., Ltd. +                                         200,730
  6,200 Logitech International S.A. (a)                             199,051
 30,300 Macarthur Coal Ltd.                                         170,715
 36,000 Meda AB - A Shares                                          366,506
 18,000 Mediceo Holdings Co., Ltd.                                  239,199
  6,200 Medidep S.A. (a)                                            203,354
  2,700 Michelin (CGDE) - B                                         164,023
 29,000 Mitsubishi Electric Corp.                                   153,073
 13,000 Mitsui & Co., Ltd.                                          122,576
 11,000 Namco, Ltd.                                                 145,767
    800 Nestle S.A.                                                 204,370
 20,000 Nippon Minings Holdings, Inc.                               113,094
  2,000 Nitori Co., Ltd. (a)                                        143,150
  5,500 NKT Holding A/S                                             205,734
  1,200 Nobel Biocare Holding AG                                    243,035
    800 Nong Shim Co., Ltd.                                         231,345
    650 Oesterrichische Elekrizitaitswirts AG - Class A             179,298
  3,200 OPG Groep N.V.                                              223,520
  1,000 Orix Corp.                                                  149,360
  4,500 Orpea (a)                                                   199,823
  5,200 PAL Co., Ltd. (a)                                           228,556
  3,000 Petroleo Brasileiro, S.A. +                                 156,390
 14,200 Provident Financial Plc                                     182,601
 19,800 Qiagen N.V. (a)                                             229,053
  9,800 Reitmans Ltd., Class A +                                    138,983
  5,230 Repsol YPF, S.A.                                            132,782
  1,800 Roche Holding AG                                            227,119
 10,800 Rona, Inc. (a) +                                            217,622
  2,900 Royal Dutch Petroleum Co.                                   188,604
  9,000 Sampo Oyj                                                   140,213
  2,300 Sanofi-Aventis                                              188,444
148,000 SembCorp Industries, Ltd.                                   233,852
264,000 Sembcorp Marine, Ltd.                                       410,972
  7,700 Shimano, Inc.                                               218,132
182,000 Sino Land Co., Ltd.                                         193,276
 11,800 Smiths Group Plc                                            193,714
  7,000 Sociedad General de Aguas de Barcelona, S.A.                150,797
  6,300 Stada Arzneimittel AG                                       229,888
 19,000 Sumitomo Corp.                                              151,537
 42,000 Sumitomo Heavy Industries, Ltd.                             201,030
 13,000 Swire Pacific Ltd., Class A                                 114,638
  1,700 Syngenta AG                                                 173,935
123,900 Taiwan Semiconductor Manufacturing Co., Ltd.                215,788
  9,600 Telekom Austria AG                                          186,586
  7,200 Terumo Corp.                                                207,212
  6,600 Trican Well Service, Ltd. (a) +                             162,306
  1,800 Trigano, S.A.                                               156,520
  1,900 Umicore, S.A.                                               152,103
  8,500 Union Fenosa, S.A.                                          258,769
  6,800 United Internet AG                                          192,498
  5,900 Univar NV                                                   201,677
  4,150 Uponor Oyj                                                   80,711
  7,400 Vacon Oyj                                                   127,196
    400 Vallourec S.A.                                              115,060
  5,100 Wilhelm Wilhelmsen ASA                                      127,859
  8,800 Woodside Petroleum, Ltd.                                    195,420

 13,500 Yedang Entertainment Co., Ltd. (a)                             214,865
 78,400 Zinifex, Ltd. (a)                                              180,017
                                                               ---------------
        TOTAL COMMON STOCKS (COST $20,795,043)                      22,621,678
        SHORT-TERM INVESTMENTS  (0.5%)
102,527 Brown Brothers Harriman Time Deposit, 2.67%,
07/01/05 #                                                             102,527

     81 Brown Brothers Harriman Time Deposit -
        Australian Dollar, 4.60%, 07/01/05 #                                62
     43 Brown Brothers Harriman Time Deposit -
        Canadian Dollar, 1.60%, 07/01/05 #                                  35
     20 Brown Brothers Harriman Time Deposit -
        Danish Krone, 1.30%, 07/01/05 #                                      3
    100 Brown Brothers Harriman Time Deposit -
        British Pound, 3.83%, 07/01/05 #                                   180
    157 Brown Brothers Harriman Time Deposit -
        Hong Kong Dollar, 1.95%, 07/01/05 #                                 20
     32 Brown Brothers Harriman Time Deposit -
        Norwegian Kroner, 0.82%, 07/01/05 #                                  5
    109 Brown Brothers Harriman Time Deposit -
        Swedish Krona, 0.60%, 07/01/05 #                                    14
                                                               ---------------
        TOTAL SHORT-TERM INVESTMENTS (COST $102,786)                   102,786

   Total Investments (Cost $20,897,829) 100.6%                 $    22,724,464
   Liabilities less Other Assets (0.6)%                               (135,172)
                                                               ---------------
   NET ASSETS 100.0%                                           $    22,589,292
                                                               ===============

The accompanying notes are an integral part of the financial statements.

Percentages noted above are based on net assets as of June 30, 2005.

-----------------
(a)   Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2005.

+ All securities were fair valued (Note 1) as of June 30, 2005 unless noted with a +. Total value of securities fair valued was $20,315,847.

Dates shown on securities are the due dates of the obligation.

Notes to Financial Statements

June 30, 2005

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The ICON Asia-Pacific Region Fund ("Asia-Pacific Region Fund"), ICON Europe Fund ("Europe Fund") and ICON International Equity Fund ("International Equity Fund") are series funds (individually a "Fund" and collectively, the "Funds"). The Funds are part of the ICON Funds (the "Trust"), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment management company. The International Equity Fund offers three classes of shares Class I, Class C and Class Z. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, shareholder servicing fees and registration costs and each Class has exclusive voting rights with respect to its distribution plan. There are 14 other active funds within the Trust. Those funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The Funds primarily invest in foreign securities; the Asia-Pacific Region Fund and Europe Fund primarily invest in companies whose principal business activities fall within specific regions. The investment objective of each Fund is long-term capital appreciation.

The Funds may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity, and small market share.

In addition, in the normal course of business the Funds may enter into various agreements that provide for general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

INVESTMENT VALUATION

The Funds' securities and other assets are valued at the close of the regular trading session of the New York Stock Exchange (the "NYSE") (normally 4 p.m. Eastern time) each day the NYSE is open, except that (a) securities traded primarily on the NASDAQ Stock Market ("NASDAQ") are normally valued by a Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day; and (b) any foreign investments in the Funds traded in countries outside of the Western Hemisphere are fair valued daily based on procedures established by the Funds' Board of Trustees ("Board") to avoid stale prices and to take into account, among other things, any significant events occurring after the close of a foreign market in those regions. The Funds use pricing services to determine the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service quote of valuation is inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds' securities or other assets are valued at fair value as determined in good faith by the Funds' Board or pursuant to procedures approved by the Board. The valuation assigned to fair-valued securities for purposes of calculating a Fund's net asset value ("NAV") may differ from the security's most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Foreign securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Funds' adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.

A security listed or traded primarily on a securities exchange or in the over-the-counter market is generally valued at the last sale price on the exchange or market where the security is principally traded, except that securities primarily traded on NASDAQ are normally valued at the NASDAQ Official Closing Price. Lacking any sales that day, the security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes from dealers making a market for the security. Options are valued at their closing mid-price on the principal market where the option is traded. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than sixty days are valued in accordance with the evaluated bid price supplied by the pricing service. Short-term securities with remaining maturities of sixty days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Prior to February 22, 2005, London closing exchange rates were used to convert foreign security values into

U.S. dollars. After that date, currency rates as of the close of the New York Stock Exchange were used to convert foreign security values into U.S. dollars.

REPURCHASE AGREEMENTS

Repurchase agreements, if held by the Funds, are fully collateralized by U.S. Government securities and such collateral is in the possession of the Funds' custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. No repurchase agreements were purchased or sold by the Funds during the quarter ended June 30, 2005.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange daily. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time with an agreed upon rate.

These contracts are marked-to-market daily and the related appreciation or depreciation of the contract is presented in the Statements of Assets and Liabilities. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. Any realized gain or loss incurred by the Funds due to foreign currency translation is included in the Statements of Operations. The Funds did not enter into any foreign currency contracts during the quarter ended June 30,2005.

FUTURES CONTRACTS

The Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts as of June 30, 2005.

OPTIONS TRANSACTIONS

Each Fund may write put and call options only if it owns an offsetting position in the underlying security. When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold
(call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may also purchase put and call options. When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund's Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Funds did not enter into any option transactions during the quarter ended June 30, 2005.

INCOME TAXES

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes, or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gain.

Dividends received by shareholders of the Funds which are derived from foreign source income and foreign taxes paid by the Funds are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Funds. Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles generally accepted in the United States of America.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

INVESTMENT TRANSACTIONS

Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes security transactions are accounted for on trade date. Gains and losses on securities sold are determined on the basis of identified cost.

ALLOCATION OF INCOME AND EXPENSES

Expenses which cannot be directly attributed to a specific fund in the Trust are apportioned between all funds based upon relative net assets. Each class of the

International Equity Fund's bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. In calculating the net asset value of the shares in the various classes of the International Equity Fund, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

                           ICON FUNDS - JUNE 30, 2005
                                 INDUSTRY TABLE

                                  SECTOR FUNDS

                                                      ICON
                                                    CONSUMER         ICON          ICON            ICON            ICON
             Industry                          DISCRETIONARY FUND ENERGY FUND FINANCIAL FUND HEALTHCARE FUND INDUSTRIALS FUND
--------------------------------------------   ------------------ ----------- -------------- --------------- ----------------
Advertising                                              3.4%          -             -                -               -
Aerospace & Defense                                        -           -             -                -            20.2%
Agriculture Products                                       -           -             -                -               -
Airlines                                                   -           -             -                -             5.1%
Aluminum                                                   -           -             -                -               -
Apparel Accessories & Luxury Goods                       6.2%          -             -                -               -
Apparel Retail                                          16.4%          -             -                -               -
Application Software                                       -           -             -                -               -
Asset Management & Custody Banks                           -           -           8.0%               -               -
Auto Parts & Equipment                                   1.0%          -             -                -               -
Automotive Retail                                        7.3%          -             -                -               -
Biotechnology                                              -           -             -              6.7%              -
Broadcast & Cable TV                                       -           -             -                -               -
Building Products                                          -           -             -                -             2.9%
Casinos & Gaming                                           -           -             -                -               -
Catalog Retail                                           2.1%          -             -                -               -
Commercial Printing                                        -           -             -                -             0.7%
Commodity Chemicals                                        -           -             -                -               -
Communications Equipment                                   -           -             -                -               -
Computer & Electronics Retail                            2.2%          -             -                -               -
Computer Hardware                                          -           -             -                -               -
Computer Storage & Peripherals                             -           -             -                -               -
Construction & Engineering                                 -         0.8%            -                -             0.4%
Construction & Farm Machinery & Heavy Trucks               -           -             -                -             8.4%
Construction Materials                                     -         1.9%            -                -               -
Consumer Finance                                           -           -           8.3%               -               -
Data Processing & Outsourced Services                      -           -             -                -               -
Department Stores                                        4.8%          -             -                -               -
Distillers & Vintners                                      -           -             -                -               -
Distributors                                             0.9%          -             -                -               -
Diversified Banks                                          -           -           5.5%               -               -
Diversified Chemicals                                      -         1.3%            -                -               -
Diversified Commercial & Professional
 Services                                                  -           -             -                -             2.8%
Diversified Metals & Mining                                -           -             -                -               -
Drug Retail                                                -           -             -                -               -
Education Services                                         -           -             -                -             2.2%
Electric Utilities                                         -           -             -                -               -
Electrical Components & Equipment                          -           -             -                -             3.8%
Electronic Equipment Manufacturers                         -           -             -                -               -
Electronic Manufacturing Services                          -           -             -                -               -
Environmental & Facilities Services                        -           -             -                -             5.4%
Fertilizers & Agricultural Chemicals                       -           -             -                -               -
Food Distributors                                          -           -             -                -               -
Food Retail                                                -           -             -                -               -
Footwear                                                11.2%          -             -                -               -
Gas Utilities                                              -           -             -                -               -
General Merchandise Stores                               3.0%          -             -                -               -
Gold                                                       -           -             -                -               -
Health Care Distributors                                   -           -             -              7.6%              -
Health Care Equipment                                      -           -             -              9.8%              -
Health Care Facilities                                     -           -             -             17.3%              -
Health Care Services                                       -           -             -             19.1%              -
Health Care Supplies                                       -           -             -              6.0%              -

                                                                  ICON
                                                    ICON       LEISURE AND                      ICON
                                                 INFORMATION     CONSUMER        ICON      TELECOMMUNICATION
             Industry                          TECHNOLOGY FUND STAPLES FUND MATERIALS FUND & UTILITIES FUND
--------------------------------------------   --------------- ------------ -------------- -----------------
Advertising                                             -           -               -                 -
Aerospace & Defense                                   3.1%          -               -                 -
Agriculture Products                                    -           -               -                 -
Airlines                                                -           -               -                 -
Aluminum                                                -           -             1.8%                -
Apparel Accessories & Luxury Goods                      -           -               -                 -
Apparel Retail                                          -           -               -                 -
Application Software                                  5.2%          -               -                 -
Asset Management & Custody Banks                        -           -               -                 -
Auto Parts & Equipment                                  -           -               -                 -
Automotive Retail                                       -           -               -                 -
Biotechnology                                           -           -               -                 -
Broadcast & Cable TV                                    -         5.2%              -                 -
Building Products                                       -           -               -                 -
Casinos & Gaming                                        -         3.0%              -                 -
Catalog Retail                                          -           -               -                 -
Commercial Printing                                     -           -               -                 -
Commodity Chemicals                                     -           -             3.5%                -
Communications Equipment                              8.8%          -               -               1.2%
Computer & Electronics Retail                           -           -               -                 -
Computer Hardware                                     8.5%          -               -                 -
Computer Storage & Peripherals                        7.9%          -               -                 -
Construction & Engineering                              -           -               -                 -
Construction & Farm Machinery & Heavy Trucks            -           -               -                 -
Construction Materials                                  -           -            29.2%                -
Consumer Finance                                        -           -               -                 -
Data Processing & Outsourced Services                 5.1%          -               -                 -
Department Stores                                       -           -               -                 -
Distillers & Vintners                                   -         1.8%              -                 -
Distributors                                            -           -               -                 -
Diversified Banks                                       -           -               -                 -
Diversified Chemicals                                   -           -            11.2%                -
Diversified Commercial & Professional
 Services                                               -           -               -                 -
Diversified Metals & Mining                             -           -             1.4%                -
Drug Retail                                             -         7.2%              -                 -
Education Services                                      -           -               -                 -
Electric Utilities                                      -           -               -              27.2%
Electrical Components & Equipment                       -           -               -                 -
Electronic Equipment Manufacturers                    5.6%          -               -                 -
Electronic Manufacturing Services                     3.2%          -               -                 -
Environmental & Facilities Services                     -           -               -                 -
Fertilizers & Agricultural Chemicals                    -           -             7.9%                -
Food Distributors                                       -         6.0%              -                 -
Food Retail                                             -         7.0%              -                 -
Footwear                                                -           -               -                 -
Gas Utilities                                           -           -               -              11.0%
General Merchandise Stores                              -           -               -                 -
Gold                                                    -           -             2.4%                -
Health Care Distributors                              1.7%          -               -                 -
Health Care Equipment                                 1.6%          -               -                 -
Health Care Facilities                                0.9%          -               -                 -
Health Care Services                                  4.1%          -               -                 -
Health Care Supplies                                  0.5%          -               -                 -

                           ICON FUNDS - JUNE 30, 2005
                                 INDUSTRY TABLE

                                  SECTOR FUNDS

                                                      ICON
                                                    CONSUMER         ICON          ICON            ICON            ICON
             Industry                          DISCRETIONARY FUND ENERGY FUND FINANCIAL FUND HEALTHCARE FUND INDUSTRIALS FUND
--------------------------------------------   ------------------ ----------- -------------- --------------- ----------------
Home Building                                           13.0%          -             -                -               -
Home Entertainment Software                                -           -             -                -               -
Home Furnishings                                           -           -             -                -               -
Home Improvement Retail                                  4.0%          -             -                -               -
Home Furnishing Retail                                   2.0%          -             -                -               -
Hotels, Resorts & Cruise Lines                             -           -             -                -               -
Household Products                                         -           -             -                -               -
Housewares & Specialties                                 6.0%          -             -                -               -
Human Resource & Employment Services                       -           -             -                -             5.7%
Hypermarkets & Super Centers                               -           -             -                -               -
Independent Power Producers & Energy Traders               -           -             -                -               -
Industrial Conglomerates                                   -           -             -                -             3.8%
Industrial Gases                                           -           -             -                -               -
Industrial Machinery                                       -         1.0%            -                -            11.0%
Insurance Brokers                                          -           -           4.3%               -               -
Integrated Oil & Gas                                       -        24.0%            -                -               -
Integrated Telecommunication Services                      -           -             -                -               -
Internet Software Services                                 -           -             -                -               -
Investment Banking & Brokerage                             -           -           7.7%               -               -
IT Consulting & Other Services                             -           -             -                -               -
Leisure Facilities                                         -           -             -                -               -
Leisure Products                                           -           -             -                -               -
Life & Health Insurance                                    -           -          15.2%               -               -
Managed Health Care                                        -           -             -             22.6%              -
Marine                                                     -           -             -                -             1.6%
Metal & Glass Containers                                   -           -             -                -               -
Movies & Entertainment                                     -           -             -                -               -
Multi-Line Insurance                                       -           -          14.9%               -               -
Multi-Utilities                                            -           -             -                -               -
Office Electronics                                         -           -             -                -               -
Office Services & Supplies                                 -           -             -              0.7%            1.7%
Oil & Gas Drilling                                         -        10.8%            -                -               -
Oil & Gas Equipment & Services                             -        19.6%            -                -               -
Oil & Gas Exploration & Production                         -        21.2%            -                -               -
Oil & Gas Refining & Marketing                             -         1.7%            -                -               -
Oil & Gas Storage & Transportation                         -        12.2%            -                -               -
Other Diversified Financial Services                       -           -           5.7%               -               -
Packaged Goods & Meats                                   2.5%          -             -                -               -
Paper Products                                             -           -             -                -               -
Pharmaceuticals                                            -           -             -              9.0%              -
Photographic Products                                      -           -             -                -               -
Property & Casualty Insurance                              -           -          16.9%               -               -
Publishing                                                 -           -             -                -               -
Railroads                                                  -           -             -                -            13.1%
Real Estate Investment Trusts                              -           -           1.6%               -               -
Regional Banks                                             -           -           3.2%               -               -
Reinsurance                                                -           -           1.8%               -               -
Restaurants                                              4.1%          -             -                -               -
Semiconductor Equipment                                    -           -             -                -               -
Semiconductors                                             -           -             -                -               -
Soft Drinks                                              1.3%          -             -                -               -
Specialized Consumer Services                              -           -             -              0.9%              -
Specialized Finance                                        -           -             -                -               -
Specialty Chemicals                                        -           -             -                -               -

                                                                  ICON
                                                    ICON       LEISURE AND                      ICON
                                                 INFORMATION     CONSUMER        ICON      TELECOMMUNICATION
             Industry                          TECHNOLOGY FUND STAPLES FUND MATERIALS FUND & UTILITIES FUND
--------------------------------------------   --------------- ------------ -------------- -----------------
Home Building                                           -           -             4.7%                -
Home Entertainment Software                           0.8%        2.8%              -                 -
Home Furnishings                                        -           -               -                 -
Home Improvement Retail                                 -           -               -                 -
Home Furnishing Retail                                  -           -               -                 -
Hotels, Resorts & Cruise Lines                          -         2.3%              -                 -
Household Products                                      -        10.7%              -                 -
Housewares & Specialties                                -           -               -                 -
Human Resource & Employment Services                    -           -               -                 -
Hypermarkets & Super Centers                            -         2.0%              -                 -
Independent Power Producers & Energy Traders            -           -               -               5.1%
Industrial Conglomerates                                -           -               -                 -
Industrial Gases                                        -           -             5.8%                -
Industrial Machinery                                    -           -               -                 -
Insurance Brokers                                       -           -               -                 -
Integrated Oil & Gas                                    -           -               -                 -
Integrated Telecommunication Services                   -           -               -               9.4%
Internet Software Services                            5.6%          -               -                 -
Investment Banking & Brokerage                          -           -               -                 -
IT Consulting & Other Services                       14.0%          -               -                 -
Leisure Facilities                                      -         2.4%              -                 -
Leisure Products                                        -         7.7%              -                 -
Life & Health Insurance                                 -           -               -                 -
Managed Health Care                                     -           -               -                 -
Marine                                                  -           -               -                 -
Metal & Glass Containers                                -           -             4.2%                -
Movies & Entertainment                                  -         3.2%              -                 -
Multi-Line Insurance                                    -           -               -                 -
Multi-Utilities                                         -           -               -              29.0%
Office Electronics                                      -           -               -                 -
Office Services & Supplies                              -           -               -                 -
Oil & Gas Drilling                                      -           -               -                 -
Oil & Gas Equipment & Services                          -           -               -                 -
Oil & Gas Exploration & Production                      -           -               -                 -
Oil & Gas Refining & Marketing                          -           -               -                 -
Oil & Gas Storage & Transportation                      -           -               -                 -
Other Diversified Financial Services                    -           -               -                 -
Packaged Goods & Meats                                  -        10.1%              -                 -
Paper Products                                          -           -             2.0%                -
Pharmaceuticals                                         -           -               -                 -
Photographic Products                                   -           -               -                 -
Property & Casualty Insurance                           -           -               -                 -
Publishing                                              -         0.3%              -                 -
Railroads                                               -           -             4.4%                -
Real Estate Investment Trusts                           -           -               -                 -
Regional Banks                                          -           -               -                 -
Reinsurance                                             -           -               -                 -
Restaurants                                             -        16.5%              -                 -
Semiconductor Equipment                                 -           -               -                 -
Semiconductors                                       16.5%          -               -                 -
Soft Drinks                                             -         7.2%              -                 -
Specialized Consumer Services                           -           -               -                 -
Specialized Finance                                     -           -               -                 -
Specialty Chemicals                                     -           -            12.6%                -

                           ICON FUNDS - JUNE 30, 2005
                                 INDUSTRY TABLE

                                  SECTOR FUNDS

                                                      ICON
                                                    CONSUMER         ICON          ICON            ICON            ICON
             Industry                          DISCRETIONARY FUND ENERGY FUND FINANCIAL FUND HEALTHCARE FUND INDUSTRIALS FUND
--------------------------------------------   ------------------ ----------- -------------- --------------- ----------------
Specialty Stores                                         7.4%          -             -                -               -
Steel                                                      -           -             -                -             1.4%
Systems Software                                           -           -             -                -               -
Technology Distributors                                    -           -             -                -               -
Thrifts & Mortgage Insurance                               -           -           6.5%               -               -
Tire & Rubber                                              -           -             -                -               -
Tobacco                                                  1.5%          -             -                -               -
Trading Companies & Distributors                           -           -             -                -             2.3%
Trucking                                                   -           -             -                -             4.8%
Water Utilities                                            -           -             -                -               -
Wireless Telecommunication Services                        -           -             -                -               -
                                                       -----        ----          ----             ----            ----
                                                       100.3%       94.5%         99.6%            99.7%           97.3%

                                                                  ICON
                                                    ICON       LEISURE AND                      ICON
                                                 INFORMATION     CONSUMER        ICON      TELECOMMUNICATION
             Industry                          TECHNOLOGY FUND STAPLES FUND MATERIALS FUND & UTILITIES FUND
--------------------------------------------   --------------- ------------ -------------- -----------------
Specialty Stores                                        -           -               -                 -
Steel                                                   -           -             9.7%                -
Systems Software                                      3.2%          -               -                 -
Technology Distributors                               3.7%          -               -                 -
Thrifts & Mortgage Insurance                            -           -               -                 -
Tire & Rubber                                           -           -               -                 -
Tobacco                                                 -         3.5%              -                 -
Trading Companies & Distributors                        -           -               -                 -
Trucking                                                -           -               -                 -
Water Utilities                                         -           -               -               9.5%
Wireless Telecommunication Services                     -           -               -               7.7%
                                                    -----        ----           -----             -----
                                                    100.0%       98.9%          100.8%            100.1%

                           ICON FUNDS - JUNE 30, 2005
                                  SECTOR TABLE

                                                                DIVERSIFIED & FOREIGN FUNDS
                                ----------------------------------------------------------------------------------------------
                                             ICON        ICON      ICON        ICON         ICON                     ICON
                                  ICON       CORE      COVERED    EQUITY    LONG/SHORT ASIA-PACIFIC     ICON     INTERNATIONAL
            Sector              BOND FUND EQUITY FUND CALL FUND INCOME FUND     FUND    REGION FUND  EUROPE FUND  EQUITY FUND
------------------------------- --------- ----------- --------- ----------- ---------- ------------- ----------- -------------
Consumer Discretionary              NA       15.9%      16.0%      12.3%        12.6%       15.6%         7.3%         10.4%
Energy                              NA        5.0%       6.2%       2.1%         6.0%        8.3%         8.6%          8.8%
Financial                           NA       10.0%      11.9%      16.3%        11.4%        7.3%         7.3%          9.9%
Healthcare                          NA       19.8%      20.4%      18.1%        21.7%        7.5%        21.3%         16.5%
Industrials                         NA       12.3%      12.4%      11.0%        12.3%       21.9%        23.2%         26.5%
Information Technology              NA        7.9%       7.8%       6.5%         7.7%       10.1%         6.0%          5.5%
Leisure and Consumer Staples        NA       13.0%      13.5%      14.8%        11.6%       15.9%        10.6%          9.0%
Materials                           NA        4.5%       5.1%       5.7%         6.5%        6.7%         5.6%          7.1%
Telecommunication and Utilities     NA       11.7%      10.3%      12.4%        10.0%        7.1%         7.5%          6.4%
                                 -----    -------     ------    -------     --------   ---------       ------         -----
                                    NA      100.1%     103.6%      99.2%        99.8%      100.4%        97.4%        100.1%
Percentages are based upon
 net assets.

                           ICON FUNDS - JUNE 30, 2005

                                  COUNTRY TABLE


                                ICON
                              CONSUMER          ICON         ICON            ICON
         Country         DISCRETIONARY FUND ENERGY FUND FINANCIAL FUND HEALTHCARE FUND
------------------------ ------------------ ----------- -------------- ---------------
Bahamas                            -            1.6%           -                -
Bermuda                            -            5.4%           - +              -
Brazil                             -            4.5%           -                -
British Virgin Islands             -              -            -                -
Canada                             -            6.8%           -                -
Cayman Islands                     -              -            -                -
China                              -            2.4%           -                -
Denmark                            -            1.0%           -                -
Finland                            -              -            -                -
France                             -              -            -              0.8%
Greece                             -            1.5%           -                - +
Hong Kong                          -              -            -                -
India                              -              -            -                -
Ireland                            -              -            -              0.4%
Israel                             -              -            -              1.0%
Italy                              -            0.7%           -                -
Mexico                             -              -            -                -
Netherlands                        -            2.1%         2.2%               -
Philippines                        -              -            -                -
Russia                             -              -            -                -
Spain                              -            1.2%           -                -
Switzerland                        -              -            -                -
United Kingdom                     -            2.7%           -              0.9%
United States of America       100.3%          64.6%        97.4%            96.6%
                         -----------        -------      -------        ---------
                               100.3%          94.5%        99.6%            99.7%
                                                               ICON
                                                 ICON       LEISURE AND                       ICON
                                ICON         INFORMATION     CONSUMER        ICON      TELECOMMUNICATION
        Country           INDUSTRIALS FUND TECHNOLOGY FUND STAPLES FUND MATERIALS FUND  & UTILITIES FUND
------------------------  ---------------- --------------- ------------ -------------- -----------------
Bahamas                            -                -             -            -                 -
Bermuda                            - +            0.5%            -            -                 -
Brazil                           1.8%               -             -          3.2%                -
British Virgin Islands             -              1.3%            -            -                 -
Canada                           5.3%               -           0.3%        10.7%                -
Cayman Islands                     -              1.3%            -            -                 -
China                              -                -             -            -               1.0%
Denmark                            -                -             -            -                 -
Finland                            -              4.0%            -            -               1.2%
France                             -                -             -            -                 -
Greece                             -                -             -            -                 -
Hong Kong                          -                -             -            -               0.5%
India                              -              2.4%            -            -                 -
Ireland                            -                -             -          2.9%                -
Israel                             -                -             -            -                 -
Italy                              -                -             -            -                 -
Mexico                             -                -             -          4.9%              4.3%
Netherlands                        -                -             -            -                 -
Philippines                        -                -             -            -               1.2%
Russia                             -                -             -            -                 -
Spain                              -                -             -            -                 -
Switzerland                        -              2.1%            -            -                 -
United Kingdom                     -                -             -            -                 -
United States of America        90.2%            88.4%         98.6%        79.1%             91.9%
                           ---------        ---------       -------      -------       -----------
                                97.3%           100.0%         98.9%       100.8%            100.1%

Percentages are based upon net assets.

+   Amount less than 0.05%.

                           ICON FUNDS - JUNE 30, 2005
                                  COUNTRY TABLE

                                                             DIVERSIFIED & FOREIGN FUNDS
                            ----------------------------------------------------------------------------------------------------
                                          ICON        ICON        ICON        ICON         ICON                       ICON
                              ICON        CORE       COVERED     EQUITY     LONG/SHORT  ASIA-PACIFIC     ICON      INTERNATIONAL
        Country             BOND FUND  EQUITY FUND  CALL FUND  INCOME FUND     FUND     REGION FUND   EUROPE FUND   EQUITY FUND
------------------------    ---------  -----------  ---------  -----------  ----------  ------------  -----------  -------------
Australia                         -            -          -           -            -         5.9%           -            3.2%
Austria                           -            -          -           -            -           -          4.2%           3.5%
Bahamas                           -          1.0%       0.7%          -          0.8%          -            -              -
Belgium                           -            -          -           -            -           -          3.7%           2.6%
Bermuda                           -          0.4%       0.4%          -            -           -            -              -
Brazil                            -            -          -         0.8%           -           -            -            0.7%
British Virgin Islands            -            -        0.6%          -            -           -            -              -
Canada                          0.6%         1.6%       0.3%        2.6%         2.3%          -            -            4.7%
Cayman Islands                    -            -          -           -          1.0%        1.4%           -              -
China                             -            -          - +         -            -         1.1%           -              -
Denmark                           -            -          -           -          0.9%          -          5.2%           4.8%
Finland                           -          0.4%         -         1.0%           -           -          1.2%           2.1%
France                            -            -          -           -            -           -         10.4%           5.2%
Germany                           -            -          -           -            -           -         17.0%           7.4%
Greece                            -            -          -           -          0.8%          -          3.1%             -
Hong Kong                         -            -          - +         -          0.6%       11.3%           -            4.3%
India                             -            -          -           -          0.7%          -            -              -
Indonesia                         -            -          -           -            -         4.0%           -              -
Ireland                           -            -          -           -            -           -          1.2%           0.6%
Israel                            -            -        0.6%          -          0.5%          -            -              -
Italy                             -            -          -           -            -           -          5.6%             -
Japan                             -            -          -           -            -        40.6%           -           14.0%
Luxembourg                      0.7%            -         -           -            -           -            -              -
Mexico                            -          2.1%       1.5%        1.0%         2.0%          -            -            1.7%
Netherlands                       -            -          -         1.7%           -           -         12.4%           9.2%
New Zealand                       -            -          -           -            -         0.6%           -              -
Norway                            -            -          -           -            -           -          3.3%           0.6%
Philippines                       -            -          -         0.3%           -           -            - #            -
Portugal                          -            -          -           -            -           -          0.5%             -
Russia                            -            -          -           -          0.7%          -            -              -
Singapore                         -            -          -           -            -         7.9%           -            5.1%
South Korea                       -            -          -           -            -        19.1%           -            6.0%
Spain                             -            -          -           -            -           -          7.3%           6.7%
Sweden                            -            -          -           -            -           -          6.3%           3.8%
Switzerland                       -          0.9%         -         0.8%         0.9%          -          8.6%           6.3%
Taiwan                            -            -          -           -            -         8.5%           -            2.9%
United Kingdom                    -          0.5%       0.4%        2.1%         0.7%          -          7.4%           4.2%
United States of America       91.1%        93.2%      99.1%       88.9%        87.9%          - +          -            0.5%
                            -------    ---------     ------    --------     --------    --------      -------      ---------
                               92.4%       100.1%     103.6%       99.2%        99.8%      100.4%        97.4%         100.1%

------------
+ Amount is less than 0.05%

Percentages are based upon net assets.

ICON BOND FUND RATINGS
    JUNE 30, 2005

RATING                   % OF INVESTMENTS
------                   ----------------
A                             21.3%
AA                             1.6%
AAA                           51.3%
B                              4.4%
BB                             3.1%
BBB                           11.2%
CCC                            0.6%
NR                             6.5%
                         ---------
TOTAL                        100.0%

                           ICON FUNDS - JUNE 30, 2005
                     UNREALIZED APPRECIATION/(DEPRECIATION)

As of June 30, 2005, book cost for financial reporting purposes is substantially the same for federal income tax purposes and differs from fair value by net unrealized appreciation/(depreciation) of securities as follows:

                                                                             Unrealized         Unrealized       Net Appreciation
                Fund                                          Cost          Appreciation      (Depreciation)      (Depreciation)
---------------------------------------                   -----------       ------------      --------------     ----------------
ICON Consumer Discretionary Fund                         $150,167,672       $ 26,246,671      $ (1,469,549)        $ 24,777,122
ICON Energy Fund                                          550,822,426        159,537,005        (4,819,502)         154,717,503
ICON Financial Fund                                       134,363,193         23,116,161          (579,878)          22,536,283
ICON Healthcare Fund                                      523,387,311        129,726,641       (10,140,878)         119,585,763
ICON Industrials Fund                                     117,964,013         41,871,671          (889,054)          40,982,617
ICON Information Technology Fund                          186,876,995         25,890,644        (2,569,160)          23,321,484
ICON Leisure and Consumer Staples Fund                    173,128,301         17,500,660        (4,011,389)          13,489,271
ICON Materials Fund                                        51,617,739         12,412,110          (456,262)          11,955,848
ICON Telecommunication & Utilities Fund                   129,239,410         21,828,122          (226,055)          21,602,067
ICON Bond Fund                                             77,030,641          2,290,594           (80,710)           2,209,884
ICON Core Equity Fund                                     137,255,679         22,413,113        (1,334,548)          21,078,565
ICON Covered Call Fund                                     49,519,647          8,525,318        (1,307,935)           7,217,383
ICON Equity Income Fund                                   117,797,844         17,837,910        (1,536,167)          16,301,743
ICON Long/Short Fund                                       62,314,690          9,061,487        (1,058,782)           8,002,705
ICON Asia-Pacific Region Fund                              11,559,216          1,518,922          (255,608)           1,263,314
ICON Europe Fund                                           16,334,896          1,610,907          (401,715)           1,209,192
ICON International Equity Fund                             20,897,829          2,414,462          (587,827)           1,826,635

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

      THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

Exhibit No.                Description of Exhibit
-----------     --------------------------------------------
99.1            Certification of Principal Executive Officer

99.2            Certification of Principal Financial Officer

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ICON FUNDS

By (Signature and Title)*  /s/ Craig T. Callahan
                           ------------------------------------------------
                           Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date August 26, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Craig T. Callahan
                           ------------------------------------------------
                           Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)
Date August 26, 2005

By (Signature and Title)* /s/ Erik L. Jonson
                          -----------------------------------------------
                          Erik L. Jonson, Vice President, Chief Financial Officer and Treasurer
                          (Principal Financial Officer and Principal Accounting Officer)

Date August 26, 2005

* Print the name and title of each signing officer under his or her signature.